united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22131

Miller Investment Trust

(Exact name of registrant as specified in charter)

100 Market Street Portsmouth, NH 03801

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 781-416-4000

Date of fiscal year end: 10/31

Date of reporting period:4/30/24

Item 1. Reports to Stockholders.

Miller Convertible Bond Fund
Miller Convertible Plus Fund
Miller Intermediate Bond Fund
Miller Market Neutral Income Fund

Semi-Annual Report

April 30, 2024

877- 441- 4434
www.MillerFamilyofFunds.com

Investment Advisor
Wellesley Asset Management, Inc.
100 Market Street, Suite 203
Portsmouth, NH 03801
781-416-4000

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Miller Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC. Member FINRA

Dear Fellow Shareholder,

This semi-annual report of the Miller family of funds provides a detailed overview of the mutual funds’ performance for the six months ending April 30, 2024 (“the reporting period”) and provides insights into the convertible market, the funds’ portfolio holdings and financial statements and highlights.

There are some changes to the Miller Family of Funds that we would like to make investors aware of. In June of this year, we are going to liquidate the Miller Convertible Plus Fund. Although the Fund was in existence for almost ten years, it failed to garner enough investor interest to continue. In January, the Miller Family of Funds launched the Miller Market Neutral Income Fund with the objective of earning a positive return regardless of market conditions. Low correlation to other asset classes, low equity beta, and lower volatility are secondary objectives. The portfolio managers, Dave Clott and Jim Buckham, can employ several strategies to achieve the objectives, including convertible arbitrage, hedged equity, income generation, merger arbitrage, special situations, and macro hedging. We believe this fund addresses investor’s needs for non-correlated returns, focused on outcomes rather than outperforming a specific index.

During the reporting period, all share classes of the Miller funds family (excluding the Miller Market Neutral Income Fund) outperformed fixed income and underperformed equities. Since inception all share classes have outperformed the Bloomberg Barclays U.S. Aggregate Bond Index, while all share classes have underperformed the S&P 500 Total Return Index. Through the first four months of the year, the Miller Market Neutral Fund is up 1.81% versus the Bloomberg Short Term Treasury Index which is up 1.63%. The funds’ performance for the six months ending April 30, 2024, and since inception is as follows:

	Six Months Ended 4/30/2024	Annualized Since Inception
Miller Convertible Bond Fund
A shares (MCFAX.LW)	9.69%	5.27% (12/27/07)
I shares (MCIFX) (12/27/07)	9.99%	5.82%
C shares (MCFCX)	9.36%	5.24% (12/01/09)

		Annualized Since Inception
Miller Convertible Plus Fund I shares (MCPIX)	8.98%	5.13% (12/31/14)

		Annualized Since Inception
Miller Intermediate Bond Fund I shares (MIFIX) (12/31/14)	9.52%	4.52%

	Four Months Ended 30-Apr-24	Since Inception
Miller Market Neutral Fund I shares (MMNIX)	1.81%	1.81% (12/29/23)

The funds’ total assets under management for the period ended 04/30/2024 were as follows:

Miller Convertible Bond Fund	$653,856,396

Miller Convertible Plus Fund	$42,001,177

Miller Intermediate Bond Fund	$184,453,447

Miller Market Neutral Income Fund	$26,571,713

Convertible Market Review

For the six months ending 04/30/2024, the Bloomberg Barclays U.S. Aggregate Bond Index was up 4.97%, the S&P 500 Total Return Index was up 20.98% and the ICE BofA ALL Yield Alternative US (VYLD) Index was up 9.22%. Several factors helped convertible bond valuations including lower interest rates, higher stock prices, and tighter credit spreads. These factors were partially offset by lower volatility, which was the only real deterrent to convertible performance during the reporting period. Note the following definitions:

●	The Bloomberg/Barclays U.S. Aggregate Bond Index represents most investment grade bonds traded in the United States

●	The S&P 500 Total Return Index is a cap-weighted index of 500 common stocks and is regarded as a leading proxy for the US stock market

●	The BofA All Yield Alternatives US Convertibles Index (VYLD) is a subset of the BofA US Convertible Index and includes convertible securities with a delta of less than 0.4. Delta is the measure of the change in a convertible bond’s price given a change in the underlying stock

●	Bloomberg Short Term Treasury Index measures the performance of the US Treasury bills, notes, and bonds under 1 year to maturity. STRIPS are excluded from the index because their inclusion would result in double-counting

●	A credit spread is the difference in yield between a U.S. Treasury bond and a debt security with the same maturity but of lesser quality

Please note that investors cannot directly invest in an index and unmanaged index returns do not reflect fees, expenses, or sales charges.

After falling over 10% in the August – October period, the S&P 500 index shifted higher during the reporting period and returned over 20%. Despite spikes in the CPI in December and March, stocks trended higher and set an all-time high in March of this year. The yield on 10-year Treasury bond initially moved lower towards the end of last year. However, with higher readings in CPI, market participants began factoring in higher inflation and 10-year yields closed slightly lower than where they traded six months earlier. Short term interest rates, as measured by the Federal Funds rate, remained steady during the reporting period. The VIX, a popular measure of equity volatility, started the period near 20 and closed just below 16. Credit spreads in both high yield and investment grade bonds trended lower during the last six months. Higher equity prices incentivized corporations to issue equity-linked securities and over $30 billion of new convertible bonds came to the market during the reporting period.

Miller Convertible Bond Fund

Over the six-month reporting period, the Miller Convertible Bond Fund outperformed the Barclays US Aggregate Bond Index and the ICE BofA All Yield US Convertible Index (VYLD), while underperforming the S&P 500 Total Return Index. The Fund’s underweight position in the technology sector contributed to underperformance versus the S&P 500 Total Return Index. Higher stock prices led to the Fund’s outperformance when compared to the Bloomberg Barclays US Aggregate Bond Index and the VYLD Index.

The Fund’s trading activity in Avago produced a gain of 46.72%. The position in Avago was sold during the reporting period. On the negative side, the Fund’s position in Air Transport Services Group (2.49% weight) resulted in a 2.49% loss.

The Fund is well diversified with 91 positions. A synthetic convertible in Amazon is the largest convertible bond holding representing 3.61% of the fund’s assts. During the reporting period, bond and equity market volatility trended lower. As a result, the Fund’s largest monthly drawdown, or peak to trough decline, was -2.47%.

Miller Convertible Plus Fund

The Miller Convertible Plus Fund also outperformed the Bloomberg Barclays US Aggregate Bond Index but underperformed the S&P 500 Total Return Index and the VYLD Index. The Fund’s underweight position in the financial sector led to underperformance when compared to the S&P 500 Total Return Index. The Fund’s equity exposure led to outperformance versus the Bloomberg Barclays US Aggregate Index. The Miller Convertible Plus Fund slightly underperformed the VYLD index due to improving credit conditions.

The Miller Convertible Plus Fund’s top performing convertible bond position was Shockwave Medical Inc. which returned 24.51%. The Fund’s worst convertible bond position was Air Transport Services Group which resulted in a 7.76% loss. Both positions were sold during the reporting period.

The Fund remains well diversified with 37 positions, the largest which accounts for 3.36% of assets. The Miller Convertible Plus Fund is often the most volatile in the Miller family of funds because of leverage. As a result, the largest monthly drawdown over the reporting period in the Fund was -3.34%.

Miller Intermediate Bond Fund

The Miller Intermediate Bond Fund outperformed the Bloomberg Barclays US Aggregate Bond Index and the VYLD Index but underperformed the S&P 500 Index. An underweight position in financials led to underperformance versus the S&P 500 Total Return Index. Rising equity prices led to the Fund’s outperformance relative to the Bloomberg Barclays US Aggregate Bond Index and the VYLD index.

The Intermediate Bond Fund’s best performing position was JetBlue Airways which gained 26.03%. The Fund’s worst performing convertible bond position was Air Transport Services Group which lost 7.10%. Both positions were sold during the reporting period.

The Intermediate Bond Fund holds 67 positions. Apple Computer is the largest bond position representing 2.72% of the fund’s assets. The Fund’s largest drawdown for the reporting period was only -2.12%.

Miller Market Neutral Fund

Since Inception (12/29/2023), the Miller Market Neutral Fund has outperformed the benchmark Bloomberg Short Treasury Index. The Fund’s active management and participation in new deals led to outperformance when compared to the benchmark.

The Fund’s best performing position was Microstrategy, which returned 4.98%. The Fund’s worst performing position was Bloom Energy which lost 3.98%. Both positions were sold during the six-month reporting period.

The Miller Market Neutral Fund holds 61 positions with the largest being UBER Technologies which represented 4.21% of assets. By definition, the Fund should be the least volatile in the Miller Family of Funds. As a result, the Fund’s largest drawdown or peak to trough decline was 0.49%.

Convertible Bond Strategy Review

We remain committed to the same strategy we have utilized since our company was founded in 1991. It is important to note that we do not alter our investment strategy regardless of the prevailing investment climate. Our investment focus is to buy convertible bonds and notes (no convertible preferreds, mandatory preferreds, or other convertible structures) which typically offer the return of the majority of principal within seven years and purchased with no, or minimal loss to maturity or imbedded put option. Before making an investment, a company’s balance sheet and income statement are reviewed as we seek to invest in profitable companies and avoid companies with elevated debt loads.

While we usually invest to hold bonds until the next liquidity date (maturity, put or call), we generally consider selling or reducing our exposure if one of the following scenarios occur:

●	An issuer’s credit quality deteriorates

●	The bond loses its favorable risk/reward characteristics due to price appreciation

●	We perceive an opportunity to increase portfolio diversification

●	We believe more attractive convertible bond investments are available.

One of our key risk management practices involves careful limits on prices we pay, avoiding the purchase of convertibles trading at prices substantially above par, which have significant negative yields to the next liquidity date. This discipline seeks to reduce exposure to most equity-sensitive convertibles. While our performance tends to lag broader equity indices in rising markets, we seek to preserve capital in falling stock markets. Our holdings span the convertible market, from investment-grade to small-cap, with a broad distribution of industries represented. Many of our rated convertible bonds are investment grade and a large percentage of the bonds are not rated.

New Issuance

Convertible bond issuance picked up during the reporting period when compared to same time period in 2022. Higher stock prices made for an appealing environment for issuers of convertible debt. Additionally, tight credit spreads made issuing debt more attractive and added to new deal volume. Below is a sampling of some of the new issues that met the strategy’s investing criteria over the last six months and found their way into various portfolios (weightings as of April 30, 2024):

●	Global Payments (1.23% weight), a global payment processor

●	Super Micro Computer (1.86% weight), a server solutions company based on modular and open-standard architecture

●	Winnebago Industries (1.04% weight), a manufacturer of recreational vehicles

Summary

Stocks trended higher during the reporting period despite economic reports that showed inflation is an ongoing concern. At the end of March, the S&P 500 made an all-time high, trading just under 5265. Communications services, financials, and technology stocks were the best performing sectors over the last six months. The bond market had a different reaction to economic data. Ten-year Treasury yields traded just under 5% at the start of November. A lower-than-expected CPI reading in November led to a significant move lower in bond yields with the ten-year trading to a 3.8% yield to maturity in December.

However, two higher than expected CPI readings in December and March led yields to trade back to just under 4.7% by the end of the reporting period.

The financial markets are trying to reconcile diverging economic outlooks and the need to change the level of interest rates. Some of the economic indicators such as GDP suggest the economy is slowing and there is a need for rate cuts. However, prices remain stubbornly high, and this is supportive of keeping monetary policy where it is. When economies face potential interest rate regime changes, capital markets can be volatile. We are fortunate to be invested in convertible bonds which can shield investors from volatility and allow investors to stay invested during equity market downturns while allowing them to participate in equity market upside.

For more detailed and timely information on our funds and Wellesley Asset Management, please visit our website at www.wam.com where you can access quarterly commentaries and fund fact sheets. As always, we thank you for your continued trust and confidence in our management. We look forward to helping you achieve your future goals.

Sincerely,

Greg Miller, Portfolio Manager

Michael Miller, Portfolio Manager

2047-NLD-05302024

Miller Convertible Bond Fund
PORTFOLIO REVIEW (Unaudited)
Since Inception through April 30, 2024

Total Returns as of April 30, 2024

					Annualized
					Since Inception *	Since Inception
	Six Months	One Year	Five Years	Ten Years	(Class A & I)	** (Class C)
Miller Convertible Bond Fund:
Class A, without sales charge	9.69%	7.45%	4.32%	3.94%	5.27%	—
Class A, with sales charge of 3.75%	5.58%	3.39%	3.09%	3.32%	4.89%	—
Class I	9.99%	8.08%	4.84%	4.45%	5.82%	—
Class C	9.36%	6.93%	3.80%	3.41%	—	5.24%
Bloomberg U.S. Aggregate Bond Index	4.97%	(1.47)%	(0.16)%	1.20%	2.62%	2.05%
ICE BofA All Yield Alternatives US Convertibles Index	9.22%	10.09%	4.12%	3.55%	4.78%	5.20%

*	Class A and Class I shares commenced operations on December 27, 2007.

**	Class C shares commenced operations on December 1, 2009.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index of prices of U.S. dollar-denominated, fixed-rate, taxable, investment grade fixed-income securities with remaining maturities of one year and longer. The Index includes Treasury, government, corporate, mortgage-backed, commercial mortgage-backed and asset-backed securities.

The ICE BofA All Yield Alternatives US Convertibles Index tracks the performance of U.S. dollar denominated convertible debt.

Past performance is not predictive of future results. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions and the payment of the maximum 3.75% sales charge. Class C shares are subject to 1.00% contingent deferred sales charge on redemptions made within 12 months of purchase. Average annual total return reflects the change in the value of an investment, assuming reinvestment of the classes’ distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. Total returns would have been lower had the adviser not waived a portion of its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, per its prospectus dated March 1, 2024, including the indirect expenses of underlying funds, are 1.49%, 0.99%, and 1.99% for Class A shares, Class I shares, and Class C shares, respectively. For performance information current to the most recent month-end, please call 877-441-4434.

Miller Convertible Plus Fund
PORTFOLIO REVIEW (Unaudited)
Since Inception through April 30, 2024

Total Returns as of April 30, 2024

			Annualized
	Six Months	One Year	Five Years	Since Inception*
Miller Convertible Plus Fund:
Class I	8.98%	5.64%	3.39%	5.13%
Bloomberg U.S. Aggregate Bond Index	4.97%	(1.47)%	(0.16)%	0.95%
ICE BofA All Yield Alternatives US Convertibles Index	9.22%	10.09%	4.12%	3.98%

*	Class I shares commenced operations on December 31, 2014.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index of prices of U.S. dollar-denominated, fixed-rate, taxable, investment grade fixed-income securities with remaining maturities of one year and longer. The Index includes Treasury, government, corporate, mortgage-backed, commercial mortgage-backed and asset-backed securities.

The ICE BofA All Yield Alternatives US Convertibles Index tracks the performance of U.S. dollar denominated convertible debt.

Past performance is not predictive of future results. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class’s distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. Total returns would have been lower had the adviser not waived a portion of its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, per its prospectus dated March 1, 2024, including the indirect expenses of underlying funds, is 3.16% for Class I shares. For performance information current to the most recent month-end, please call 877-441-4434.

Miller Intermediate Bond Fund
PORTFOLIO REVIEW (Unaudited)
Since Inception through April 30, 2024

Total Returns as of April 30, 2024

			Annualized
	Six Months	One Year	Five Years	Since Inception*
Miller Intermediate Bond Fund:
Class I	9.52%	8.45%	4.62%	4.52%
Bloomberg U.S. Aggregate Bond Index	4.97%	(1.47)%	(0.16)%	0.95%

*	Class I shares commenced operations on December 31, 2014.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index of prices of U.S. dollar-denominated, fixed-rate, taxable, investment grade fixed-income securities with remaining maturities of one year and longer. The Index includes Treasury, government, corporate, mortgage-backed, commercial mortgage-backed and asset-backed securities.

Past performance is not predictive of future results. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class’s distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. Total returns would have been lower had the adviser not waived a portion of its fees and reimbursed a portion of the Fund’s expenses. The Fund’s investment adviser had contractually reduced its fees and/or absorb expenses of the Fund through November 7, 2024, to ensure that the net annual Fund operating expenses (excluding acquired fund fees and expenses and certain other non-operating expenses) did not exceed 0.99% for Class I Shares, subject to possible recoupment from the Fund in future years. The Fund’s total gross annual operating expenses, per its prospectus supplement dated March 1, 2024, including indirect expenses of underlying funds, is 0.99 % for Class I shares. For performance information current to the most recent month-end, please call 877-441-4434.

Miller Market Neutral Income Fund
PORTFOLIO REVIEW (Unaudited)
Since Inception through April 30, 2024

Total Returns as of April 30, 2024

Annualized
Since Inception*
Miller Market Neutral Income Fund:
Class I	1.81%
Bloomberg 1-3 Year US Government/Credit Index	0.09%
Bloomberg U.S. Short Treasury Index	1.63%

*	Class I shares commenced operations on December 29, 2023.

The Bloomberg 1-3 Year Government/Credit Index measures investment grade, US dollar-denominated, fixed-rate nominal Treasuries, government-related and corporate securities with 1-3 year maturities.

Bloomberg U.S. Short Treasury Index tracks the market for treasury bills, notes, and bonds issued by the US government that have fallen below one year to maturity.

Past performance is not predictive of future results. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class’s distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. Total returns would have been lower had the adviser not waived a portion of its fees and reimbursed a portion of the Fund’s expenses. The Fund’s investment adviser had contractually reduced its fees and/or absorb expenses of the Fund through February 27, 2025, to ensure that the net annual Fund operating expenses (excluding acquired fund fees and expenses and certain other non-operating expenses) did not exceed 1.30% for Class I Shares, subject to possible recoupment from the Fund in future years. The Fund’s total gross annual operating expenses, per its prospectus supplement dated March 1, 2024, including indirect expenses of underlying funds, is 1.56 % for Class I shares. For performance information current to the most recent month-end, please call 877-441-4434.

MILLER CONVERTIBLE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 95.5%
	AEROSPACE & DEFENSE — 2.6%
15,000,000	RTX Corporation - Morgan Stanley Finance, LLC Synthetic(e)	2.5000	11/06/26	$17,226,750

	AUTOMOTIVE — 2.6%
17,000,000	Ford Motor Company(a)	0.0900	03/15/26	16,970,594

	BASIC INDUSTRY — 0.0%(b)
100,000	Dow, Inc. - Bank of America Finance LLC Synthetic(e)	2.6410	06/18/24	100,000

	BEVERAGES — 0.0%(b)
100,000	PepsiCo, Inc. - Citigroup Global Markets Holdings, Inc. Synthetic (e)	1,4930	12/30/27	93,060

	BIOTECH & PHARMA — 18.5%
14,000,000	AbbVie, Inc. - Goldman Sachs Finance Corp. Synthetic (e)	1.4700	02/03/28	15,451,800
10,000,000	Amphastar Pharmaceuticals, Inc.(c)	2.0000	03/15/29	9,739,287
16,000,000	BioMarin Pharmaceutical, Inc.	1.2500	05/15/27	15,589,217
5,000,000	Bristol-Myers Squibb Co. - Wells Fargo Finance, LLC. Synthetic(e)	2.3100	11/01/24	4,827,500
17,500,000	Halozyme Therapeutics, Inc.	0.2500	03/01/27	15,340,763
100,000	Ironwood Pharmaceuticals, Inc.	1.5000	06/15/26	98,707
18,000,000	Jazz Investments I Ltd.	2.0000	06/15/26	17,365,732
11,500,000	Johnson & Johnson - Citigroup Global Markets Holdings, Inc. Synthetic(e)	1.7920	06/30/27	10,339,650
500,000	Johnson & Johnson - Citigroup Global Markets Holdings, Inc. Synthetic(e)	1.5470	10/25/27	423,400
11,000,000	Merck & Co., Inc. - Goldman Sachs Financial Corp. Synthetic(e)	1.5700	02/24/28	13,355,100
7,000,000	Merck & Co., Inc. - UBS AG Synthetic (e)	1.7721	05/25/28	8,663,900
10,000,000	Pacira BioSciences, Inc.	0.7500	08/01/25	9,463,820
100,000	Sarepta Therapeutics, Inc.	1.2500	09/15/27	114,757
				120,773,633
	CABLE & SATELLITE — 0.0%(b)
100,000	Liberty Broadband Corporation(c)(e)	7.2500	03/31/53	92,953

	CONSUMER SERVICES — 0.0%(b)
100,000	Stride, Inc.	1.1250	09/01/27	137,929

See accompanying notes which are an integral part of these financial statements.

MILLER CONVERTIBLE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 95.5% (Continued)
	ELECTRIC UTILITIES — 3.2%
100,000	Alliant Energy Corporation	3.8750	03/15/26	$98,124
100,000	NextEra Energy Capital Holdings, Inc.(c)	3.0000	03/01/27	109,026
13,000,000	NextEra Energy Partners, L.P.(a),(c)	7.4700	11/15/25	11,631,693
100,000	NextEra Energy Partners, L.P.(c)	2.5000	06/15/26	90,237
3,000,000	Ormat Technologies, Inc.	2.5000	07/15/27	2,849,448
100,000	PG&E Corporation(c)	4.2500	12/01/27	100,353
6,000,000	PPL Capital Funding, Inc.	2.8750	03/15/28	5,704,203
100,000	Southern Company	3.8750	12/15/25	99,830
				20,682,914
	ELECTRICAL EQUIPMENT — 2.6%
7,000,000	Advanced Energy Industries, Inc.(c)	2.5000	09/15/28	6,939,151
10,000,000	Itron, Inc.(a)	(0.8900)	03/15/26	10,169,464
				17,108,615
	ENGINEERING & CONSTRUCTION — 1.7%
10,000,000	Fluor Corporation(c)	1.1250	08/15/29	10,895,228
100,000	Granite Construction, Inc.(c)	3.7500	05/15/28	133,817
				11,029,045
	GAS & WATER UTILITIES — 0.0%(b)
100,000	American Water Capital Corporation(c)	3.6250	06/15/26	97,307

	HEALTH CARE FACILITIES & SERVICES — 2.4%
16,000,000	PetIQ, Inc.	4.0000	06/01/26	15,429,222

	INTERNET MEDIA & SERVICES — 12.0%
100,000	Airbnb, Inc.(a)	4.4900	03/15/26	92,092
100,000	Alphabet, Inc. - JPMorgan Chase Financial Company, LLC Synthetic(e)	5.4000	09/24/26	109,690
19,000,000	Alphabet, Inc. - UBS AG Synthetic(e)	5.8400	09/25/26	21,061,500
20,000,000	Amazon.com, Inc. - JPMorgan Chase Financial Company, LLC Synthetic(e)	4.9800	09/24/25	23,530,000
12,000,000	Spotify USA, Inc.(a)	3.8400	03/15/26	11,182,488
15,000,000	Uber Technologies, Inc.(a)	(2.6200)	12/15/25	15,662,480
7,000,000	Zillow Group, Inc.	2.7500	05/15/25	7,129,683
				78,767,933

See accompanying notes which are an integral part of these financial statements.

MILLER CONVERTIBLE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 95.5% (Continued)
	LEISURE / ENTERTAINMENT — 2.5%
6,000,000	Walt Disney Company - Barclays Bank PLC Synthetic(e)	5.5800	03/02/26	$6,104,400
10,000,000	Walt Disney Company - Morgan Stanley Finance, LLC Synthetic (e)	5.0858	02/27/26	10,093,000
				16,197,400
	LEISURE FACILITIES & SERVICES — 1.6%
12,000,000	Cheesecake Factory, Inc.	0.3750	06/15/26	10,605,188
100,000	Cracker Barrel Old Country Store, Inc.	0.6250	06/15/26	87,634
				10,692,822
	LEISURE PRODUCTS — 3.4%
18,000,000	LCI Industries	1.1250	05/15/26	16,920,366
5,500,000	Winnebago Industries, Inc.(c)	3.2500	01/15/30	5,436,666
				22,357,032
	MACHINERY — 4.1%
15,000,000	Cummins, Inc. - Barclays Bank PLC Synthetic (e)	—	02/12/26	15,621,000
12,000,000	John Bean Technologies Corporation	0.2500	05/15/26	10,841,534
				26,462,534
	MEDICAL EQUIPMENT & DEVICES — 0.1%
100,000	Dexcom, Inc.	0.2500	11/15/25	104,855
100,000	Dexcom, Inc.(c)	0.3750	05/15/28	101,590
100,000	Haemonetics Corporation(a)	4.6800	03/01/26	91,952
100,000	Insulet Corporation	0.3750	09/01/26	103,149
100,000	Lantheus Holdings, Inc.	2.6250	12/15/27	113,092
100,000	LivaNova USA, Inc.	3.0000	12/15/25	113,317
100,000	LivaNova USA, Inc.	2.5000	03/15/29	105,755
100,000	Shockwave Medical, Inc.(c)	1.0000	08/15/28	127,095
				860,805
	METALS & MINING — 0.0%(b)
100,000	SSR Mining, Inc.	2.5000	04/01/39	91,245

	OIL & GAS — 4.3%
8,000,000	Chevron Corporation - Bank of America Finance LLC Synthetic(e)	1.9500	10/27/28	9,612,000
10,000,000	Shell PLC - BofA Finance, LLC Synthetic (e)	4.5500	12/18/25	10,770,000
7,000,000	Shell PLC - JPMorgan Chase Financial Company, LLC Synthetic( (e)	4.9800	12/17/25	7,421,400
				27,803,400

See accompanying notes which are an integral part of these financial statements.

MILLER CONVERTIBLE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 95.5% (Continued)
	REAL ESTATE INVESTMENT TRUSTS — 0.2%
1,000,000	HAT Holdings I, LLC / HAT Holdings II, LLC(a),(c)	(2.7400)	05/01/25	$1,028,284
100,000	HAT Holdings I, LLC / HAT Holdings II, LLC(c)	3.7500	08/15/28	109,317
				1,137,601
	RENEWABLE ENERGY — 0.0%(b)
100,000	Enphase Energy, Inc.(a)	5.5600	03/01/26	90,506
100,000	Green Plains, Inc.	2.2500	03/15/27	97,844
100,000	SolarEdge Technologies, Inc.(a)	7.1600	09/15/25	90,917
				279,267
	RETAIL - DISCRETIONARY — 1.2%
1,000,000	Burlington Stores, Inc.	2.2500	04/15/25	1,045,696
6,000,000	Patrick Industries, Inc.	1.7500	12/01/28	7,059,272
				8,104,968
	SEMICONDUCTORS — 3.6%
100,000	Broadcom, Inc. - Citigroup Global Markets Holdings, Inc. Synthetic (e)	5.4650	12/01/25	201,770
13,000,000	ON Semiconductor Corporation	0.5000	03/01/29	12,601,203
11,000,000	Vishay Intertechnology, Inc.(c)	2.2500	09/15/30	10,575,547
				23,378,520
	SOFTWARE — 7.1%
17,200,000	Akamai Technologies, Inc.	0.3750	09/01/27	17,463,165
100,000	Five9, Inc.	0.5000	06/01/25	94,251
100,000	Five9, Inc.(c)	1.0000	03/15/29	99,237
20,000,000	Microsoft Corporation - Citigroup Global Markets Holdings, Inc. Synthetic(e)	1.0000	02/03/27	19,206,000
100,000	Nice Ltd.(a)	0.6000	09/15/25	99,182
10,000,000	Shopify, Inc.	0.1250	11/01/25	9,409,955
				46,371,790
	SPECIALTY FINANCE — 1.4%
10,000,000	SoFi Technologies, Inc.(c)	1.2500	03/15/29	9,354,644

	TECHNOLOGY HARDWARE — 8.0%
17,000,000	IMAX Corporation	0.5000	04/01/26	15,895,448
10,000,000	Lumentum Holdings, Inc.	0.5000	12/15/26	8,777,516
13,000,000	Super Micro Computer, Inc.(a),(c)	(0.4600)	03/01/29	13,295,281
15,000,000	Viavi Solutions, Inc.	1.6250	03/15/26	14,122,796
				$52,091,041

See accompanying notes which are an integral part of these financial statements.

MILLER CONVERTIBLE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 95.5% (Continued)
	TECHNOLOGY SERVICES — 2.6%
100,000	Block, Inc.	0.1250	03/01/25	$99,040
100,000	Euronet Worldwide, Inc.	0.7500	03/15/49	97,022
10,000,000	Global Payments, Inc.(c)	1.5000	03/01/31	9,974,692
7,000,000	International Business Machines Corporation - JPMorgan Chase Financial Company, LLC Synthetic (e)	1.0200	06/29/28	6,790,000
100,000	Visa, Inc. - Barclays Bank PLC Synthetic(e)	1.2800	02/18/25	109,630
				17,070,384
	TRANSPORTATION & LOGISTICS — 7.6%
20,000,000	Air Transport Services Group, Inc.(c)	3.8750	08/15/29	16,215,462
18,000,000	JetBlue Airways Corporation	0.5000	04/01/26	15,558,403
100,000	Southwest Airlines Company	1.2500	05/01/25	98,183
17,000,000	World Kinect Corporation(c)	3.2500	07/01/28	17,473,133
				49,345,181
	TRANSPORTATION EQUIPMENT — 2.2%
13,000,000	Greenbrier Companies, Inc.	2.8750	04/15/28	14,033,881

	TOTAL CONVERTIBLE BONDS (Cost $609,566,937)			624,142,470

Shares
	SHORT-TERM INVESTMENTS — 4.2%
	MONEY MARKET FUND - 4.2%
27,649,531	BlackRock Liquidity Funds T-Fund, Institutional Class, 5.17% (Cost $27,649,531)(d)			27,649,531

	TOTAL INVESTMENTS - 99.7% (Cost $637,216,468)			$651,792,001
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%			2,064,395
	NET ASSETS - 100.0%			$653,856,396

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Zero coupon bond; rate disclosed is the effective yield as of April 30, 2024.

(b)	Percentage rounds to less than 0.1%.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2024 the total market value of 144A securities is $123,619,999 or 18.9% of net assets.

(d)	Rate disclosed is the seven-day effective yield as of April 30, 2024.

(e)	Interest rate represents the comparable yield on the contingent payment debt instrument. See Note 2.

See accompanying notes which are an integral part of these financial statements.

MILLER CONVERTIBLE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

PORTFOLIO ANALYSIS
As of April 30, 2024
% of Net
Sector	Assets
Technology	28.1%
Health Care	21.0%
Industrial	20.7%
Consumer Discretionary	11.4%
Communications	5.2%
Energy	4.3%
Utilities	3.2%
Financials	1.4%
Real Estate	0.2%
Materials	0.0%
Short-Term Investments	4.2%
Other Assets in Excess of Liabilities	0.3%
100.0%

*	Percentage rounds to less than 0.1%.

See accompanying notes which are an integral part of these financial statements.

MILLER CONVERTIBLE PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 99.0%
	AEROSPACE & DEFENSE — 2.7%
1,000,000	RTX Corporation - Morgan Stanley Finance, LLC Synthetic(d)	5.7860	11/06/26	$1,148,450

	AUTOMOTIVE — 2.0%
850,000	Ford Motor Company(a)(e)	0.0900	03/15/26	848,530

	BIOTECH & PHARMA — 8.8%
1,000,000	Amphastar Pharmaceuticals, Inc.(b)	2.0000	03/15/29	973,929
1,250,000	Ironwood Pharmaceuticals, Inc.	1.5000	06/15/26	1,233,838
750,000	Merck & Co., Inc. - UBS AG Synthetic(d)(e)	1.7721	05/25/28	928,275
500,000	Sarepta Therapeutics, Inc.	1.2500	09/15/27	573,785
				3,709,827
	ELECTRIC UTILITIES — 7.1%
1,150,000	NextEra Energy Capital Holdings, Inc.(b)	3.0000	03/01/27	1,253,795
1,000,000	Ormat Technologies, Inc.	2.5000	07/15/27	949,816
800,000	PPL Capital Funding, Inc. (e)	2.8750	03/15/28	760,561
				2,964,172
	ELECTRICAL EQUIPMENT — 6.0%
1,250,000	Advanced Energy Industries, Inc.(b)	2.5000	09/15/28	1,239,134
1,250,000	Itron, Inc.(a)(e)	(0.8900)	03/15/26	1,271,183
				2,510,317
	ENGINEERING & CONSTRUCTION — 5.8%
1,250,000	Fluor Corporation(b)(e)	1.1250	08/15/29	1,361,904
800,000	Granite Construction, Inc.(b)(e)	3.7500	05/15/28	1,070,539
				2,432,443

	INTERNET MEDIA & SERVICES — 9.2%
1,250,000	Alphabet, Inc. - UBS AG Synthetic (d)	5.8400	09/25/26	1,385,625
1,000,000	Amazon.com, Inc. - JPMorgan Chase Financial Company, LLC Synthetic (d)(e)	4.9800	09/24/25	1,176,500
1,250,000	Uber Technologies, Inc.(a)	(2.6200)	12/15/25	1,305,207
				3,867,332
	LEISURE / ENTERTAINMENT — 2.1%
850,000	Walt Disney Company - Barclays Bank PLC Synthetic (d)(e)	5.5800	03/02/26	864,790

See accompanying notes which are an integral part of these financial statements.

MILLER CONVERTIBLE PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 99.0% (Continued)
	MACHINERY — 2.7%
1,250,000	John Bean Technologies Corporation	0.2500	05/15/26	$1,129,326

	MEDICAL EQUIPMENT & DEVICES — 12.6%
1,250,000	Dexcom, Inc.(b)(e)	0.3750	05/15/28	1,269,871
1,250,000	Insulet Corporation	0.3750	09/01/26	1,289,363
1,250,000	Lantheus Holdings, Inc.	2.6250	12/15/27	1,413,656
1,250,000	LivaNova USA, Inc.	2.5000	03/15/29	1,321,932
				5,294,822
	OIL & GAS — 2.6%
1,000,000	Shell PLC - BofA Finance, LLC Synthetic(d)(e)	4.5500	12/18/25	1,077,000

	RENEWABLE ENERGY — 2.9%
1,250,000	Green Plains, Inc.	2.2500	03/15/27	1,223,053

	SEMICONDUCTORS — 5.7%
1,250,000	ON Semiconductor Corporation	0.5000	03/01/29	1,211,654
1,250,000	Vishay Intertechnology, Inc.(b)	2.2500	09/15/30	1,201,767
				2,413,421
	SOFTWARE — 10.8%
1,250,000	Akamai Technologies, Inc.(e)	0.3750	09/01/27	1,269,125
842,000	Five9, Inc.(b)(e)	1.0000	03/15/29	835,576
1,250,000	Microsoft Corporation - Citigroup Global Markets Holdings, Inc. Synthetic(d)(e)	4.8900	02/03/27	1,200,375
1,250,000	Nice Ltd.(a)	0.6000	09/15/25	1,239,776
				4,544,852
	SPECIALTY FINANCE — 2.8%
1,250,000	SoFi Technologies, Inc.(b)	1.2500	03/15/29	1,169,330

	TECHNOLOGY HARDWARE — 1.7%
692,000	Super Micro Computer, Inc.(a),(b)	(0.4600)	03/01/29	707,718

	TECHNOLOGY SERVICES — 7.4%
1,000,000	Block, Inc.	0.1250	03/01/25	990,403

See accompanying notes which are an integral part of these financial statements.

MILLER CONVERTIBLE PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 99.0% (Continued)
	TECHNOLOGY SERVICES — 7.4% (Continued)
1,200,000	Global Payments, Inc.(b)(e)	1.5000	03/01/31	$1,196,963
950,000	International Business Machines Corporation - JPMorgan Chase Financial Company, LLC Synthetic(d)	1.0200	06/29/28	921,500
				3,108,866
	TRANSPORTATION & LOGISTICS — 2.9%
1,250,000	Southwest Airlines Company	1.2500	05/01/25	1,227,286

	TRANSPORTATION EQUIPMENT — 3.2%
1,250,000	Greenbrier Companies, Inc.	2.8750	04/15/28	1,349,412

	TOTAL CONVERTIBLE BONDS (Cost $40,057,217)			41,590,947

Shares
	SHORT-TERM INVESTMENTS — 1.7%
	MONEY MARKET FUND - 1.7%
702,574	BlackRock Liquidity Funds T-Fund, Institutional Class, 5.17% (Cost $702,574)(c)			702,574

	TOTAL INVESTMENTS - 100.7% (Cost $40,759,791)			$42,293,521
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7)%			(292,344)
	NET ASSETS - 100.0%			$42,001,177

LLC	- Limited Liability Company

LTD	- Limited Company

PLC	- Public Limited Company

(a)	Zero coupon bond; rate disclosed is the effective yield as of April 30, 2024.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2024 the total market value of 144A securities is $12,280,527 or 29.2% of net assets.

(c)	Rate disclosed is the seven-day effective yield as of April 30, 2024.

(d)	Interest rate represents the comparable yield on the contingent payment debt instrument. See Note 2.

(e)	All or a portion of this security is segregated as collateral for the Loan Payable as of April 30, 2024; total fair value amount of collateral was $15,131,192.

See accompanying notes which are an integral part of these financial statements.

MILLER CONVERTIBLE PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

PORTFOLIO ANALYSIS
As of April 30, 2024
% of Net
Sector	Assets
Technology	31.8%
Industrial	23.3%
Health Care	21.4%
Utilities	7.0%
Energy	5.5%
Consumer Discretionary	4.1%
Communications	3.1%
Financials	2.8%
Short-Term Investments	1.7%
Liabilities in Excess of Other Assets	(0.7)%
100.0%

See accompanying notes which are an integral part of these financial statements.

MILLER INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 78.5%
	AEROSPACE & DEFENSE — 1.6%
2,500,000	RTX Corporation - Morgan Stanley Finance, LLC Synthetic(e)	5.7860	11/06/26	$2,871,125

	AUTOMOTIVE — 2.2%
4,000,000	Ford Motor Company(a)	0.0900	03/15/26	3,993,081

	BEVERAGES — 1.0%
2,000,000	PepsiCo, Inc. - Citigroup Global Markets Holdings, Inc. Synthetic(e)	1.4930	12/30/27	1,861,200

	BIOTECH & PHARMA — 11.7%
2,200,000	AbbVie, Inc. - Goldman Sachs Finance Corp. Synthetic (e)	1.4700	02/03/28	2,428,140
4,500,000	Amphastar Pharmaceuticals, Inc.(b)	2.0000	03/15/29	4,382,679
4,000,000	BioMarin Pharmaceutical, Inc.	1.2500	05/15/27	3,897,304
2,000,000	Bristol-Myers Squibb Co. - Wells Fargo Finance, LLC. Synthetic(e)	2.3100	11/01/24	1,931,000
3,500,000	Halozyme Therapeutics, Inc.	0.2500	03/01/27	3,068,153
2,000,000	Johnson & Johnson - Citigroup Global Markets Holdings, Inc. Synthetic (e)	1.5470	10/25/27	1,693,600
2,100,000	Merck & Co., Inc. - Goldman Sachs Financial Corp. Synthetic (e)	1.5700	02/24/28	2,549,610
1,700,000	Pacira BioSciences, Inc.	0.7500	08/01/25	1,608,849
				21,559,335
	ELECTRIC UTILITIES — 7.3%
2,000,000	Alliant Energy Corporation	3.8750	03/15/26	1,962,490
4,400,000	Ormat Technologies, Inc.	2.5000	07/15/27	4,179,191
2,000,000	PG&E Corporation(b)	4.2500	12/01/27	2,007,057
3,500,000	PPL Capital Funding, Inc.	2.8750	03/15/28	3,327,452
2,000,000	Southern Company	3.8750	12/15/25	1,996,597
				13,472,787
	ELECTRICAL EQUIPMENT — 4.5%
4,300,000	Advanced Energy Industries, Inc.(b)	2.5000	09/15/28	4,262,622
4,000,000	Itron, Inc.(a)	(0.8900)	03/15/26	4,067,785
				8,330,407
	ENGINEERING & CONSTRUCTION — 1.2%
1,700,000	Granite Construction, Inc.(b)	3.7500	05/15/28	2,274,896

See accompanying notes which are an integral part of these financial statements.

MILLER INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 78.5% (Continued)
	GAS & WATER UTILITIES — 1.8%
3,500,000	American Water Capital Corporation(b)	3.6250	06/15/26	$3,405,748

	HEALTH CARE FACILITIES & SERVICES — 2.0%
3,800,000	PetIQ, Inc.	4.0000	06/01/26	3,664,440

	INTERNET MEDIA & SERVICES — 9.7%
1,000,000	Airbnb, Inc.(a)	4.4900	03/15/26	920,923
3,700,000	Alphabet, Inc. - UBS AG Synthetic (e)	5.8400	09/25/26	4,101,450
3,600,000	Amazon.com, Inc. - JPMorgan Chase Financial Company, LLC Synthetic(e)	4.9800	09/24/25	4,235,400
4,200,000	Spotify USA, Inc.(a)	3.8400	03/15/26	3,913,871
2,800,000	Uber Technologies, Inc.(a)	(2,6200)	12/15/25	2,923,663
1,700,000	Zillow Group, Inc.	2.7500	05/15/25	1,731,495
				17,826,802
	LEISURE / ENTERTAINMENT — 2.1%
1,000,000	Walt Disney Company - Barclays Bank PLC Synthetic(e)	5.5800	03/02/26	1,017,400
2,800,000	Walt Disney Company - Morgan Stanley Finance, LLC Synthetic (e)	5.0858	02/27/26	2,826,040
				3,843,440
	LEISURE FACILITIES & SERVICES — 2.2%
4,500,000	Cheesecake Factory, Inc.	0.3750	06/15/26	3,976,946

	LEISURE PRODUCTS — 4.4%
4,500,000	LCI Industries	1.1250	05/15/26	4,230,092
4,000,000	Winnebago Industries, Inc.(b)	3.2500	01/15/30	3,953,939
				8,184,031
	MACHINERY — 4.2%
3,500,000	Cummins, Inc. - Barclays Bank PLC Synthetic (e)	4,9100	02/12/26	3,644,900
4,600,000	John Bean Technologies Corporation	0.2500	05/15/26	4,155,921
				7,800,821
	OIL & GAS — 1.7%
3,000,000	Shell PLC - BofA Finance, LLC Synthetic (e)	4.5500	12/18/25	3,231,000

See accompanying notes which are an integral part of these financial statements.

MILLER INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 78.5% (Continued)
	RENEWABLE ENERGY — 3.1%
4,000,000	Green Plains, Inc.	2.2500	03/15/27	$3,913,770
2,000,000	SolarEdge Technologies, Inc.(a)	7.1600	09/15/25	1,818,344
				5,732,114
	RETAIL - DISCRETIONARY — 0.9%
1,400,000	Patrick Industries, Inc.	1.7500	12/01/28	1,647,163

	SEMICONDUCTORS — 2.4%
4,600,000	ON Semiconductor Corporation	0.5000	03/01/29	4,458,887

	SOFTWARE — 7.4%
3,500,000	Akamai Technologies, Inc.	0.3750	09/01/27	3,553,551
5,000,000	Microsoft Corporation - Citigroup Global Markets Holdings, Inc. Synthetic(e)	4.8900	02/03/27	4,801,500
2,000,000	Nice Ltd.(a)	0.6000	09/15/25	1,983,642
3,500,000	Shopify, Inc.	0.1250	11/01/25	3,293,485
				13,632,178
	TECHNOLOGY HARDWARE — 3.6%
4,000,000	IMAX Corporation	0.5000	04/01/26	3,740,105
2,800,000	Super Micro Computer, Inc.(a),(b)	(0.4600)	03/01/29	2,863,599
				6,603,704
	TRANSPORTATION & LOGISTICS — 2.0%
3,600,000	World Kinect Corporation(b)	3.2500	07/01/28	3,700,193

	TRANSPORTATION EQUIPMENT — 1.5%
2,500,000	Greenbrier Companies, Inc.	2.8750	04/15/28	2,698,823

	TOTAL CONVERTIBLE BONDS (Cost $141,241,493)			144,769,121

	CORPORATE BONDS — 15.0%
	AEROSPACE & DEFENSE — 0.0%(c)
100,000	General Dynamics Corporation	2.3750	11/15/24	98,320

See accompanying notes which are an integral part of these financial statements.

MILLER INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 15.0% (Continued)
	AUTOMOTIVE — 2.5%
4,800,000	Toyota Motor Credit Corporation	3.0000	04/01/25	$4,693,963

	BIOTECH & PHARMA — 2.4%
4,500,000	Pfizer Investment Enterprises Pte Ltd.	4.6500	05/19/25	4,465,650

	DIVERSIFIED INDUSTRIALS — 0.3%
500,000	Honeywell International, Inc.	4.8500	11/01/24	498,660

	GAS & WATER UTILITIES — 0.1%
100,000	Southern California Gas Company	3.1500	09/15/24	99,058

	HOME CONSTRUCTION — 0.1%
100,000	DR Horton, Inc.	2.5000	10/15/24	98,637

	HOUSEHOLD PRODUCTS — 0.0%(c)
100,000	Estee Lauder Companies, Inc.	2.0000	12/01/24	98,023

	LEISURE FACILITIES & SERVICES — 2.5%
4,600,000	McDonald’s Corporation	3.2500	06/10/24	4,587,736

	MACHINERY — 0.4%
300,000	Caterpillar, Inc.	3.4000	05/15/24	299,772
500,000	John Deere Capital Corporation	3.3500	06/12/24	498,770
				798,542
	OIL & GAS PRODUCERS — 0.1%
100,000	Eastern Energy Gas Holdings, LLC	2.5000	11/15/24	98,385
100,000	Exxon Mobil Corporation	2.9920	03/19/25	97,914
				196,299
	OIL & GAS SERVICES & EQUIPMENT — 0.3%
500,000	Schlumberger Holdings Corporation(b)	3.7500	05/01/24	500,000

	RETAIL - CONSUMER STAPLES — 0.3%
500,000	Walmart, Inc.	2.8500	07/08/24	497,816

See accompanying notes which are an integral part of these financial statements.

MILLER INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 15.0% (Continued)
	RETAIL - DISCRETIONARY — 0.3%
500,000	Home Depot, Inc.	2.7000	04/15/25	$487,627

	SEMICONDUCTORS — 0.3%
100,000	Analog Devices, Inc.	2.9500	04/01/25	97,728
500,000	Texas Instruments, Inc.	4.7000	11/18/24	498,074
				595,802
	TECHNOLOGY HARDWARE — 2.7%
5,000,000	Apple, Inc.	2.8500	05/11/24	4,998,778

	TELECOMMUNICATIONS — 2.4%
4,500,000	Verizon Communications, Inc.	3.5000	11/01/24	4,453,811

	TRANSPORTATION & LOGISTICS — 0.3%
500,000	United Parcel Service, Inc.	2.8000	11/15/24	492,913

	TOTAL CORPORATE BONDS (Cost $27,683,387)			27,661,635

Shares
	SHORT-TERM INVESTMENTS — 6.6%
	MONEY MARKET FUND - 6.6%
12,295,542	BlackRock Liquidity Funds T-Fund, Institutional Class, 5.17% (Cost $12,295,542)(d)			12,295,542

	TOTAL INVESTMENTS - 100.1% (Cost $181,220,422)			$184,726,298
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%			(272,851)
	NET ASSETS - 100.0%			$184,453,447

LLC	- Limited Liability Company

LTD	- Limited Company

PLC	- Public Limited Company

(a)	Zero coupon bond; rate disclosed is the effective yield as of April 30, 2024.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2024 the total market value of 144A securities is $27,350,736 or 14.8% of net assets.

(c)	Percentage rounds to less than 0.1%.

(d)	Rate disclosed is the seven-day effective yield as of April 30, 2024.

(e)	Interest rate represents the comparable yield on the contingent payment debt instrument. See Note 2.

See accompanying notes which are an integral part of these financial statements.

MILLER INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

PORTFOLIO ANALYSIS
As of April 30, 2024
% of Net
Sector	Assets
Technology	21.0%
Consumer Discretionary	18.1%
Health Care	16.1%
Industrial	16.0%
Utilities	9.2%
Communications	7.6%
Energy	5.2%
Consumer Staples	0.3%
Short-Term Investments	6.6%
Liabilities in Excess of Other Assets	(0.1)%
100.0%

See accompanying notes which are an integral part of these financial statements.

MILLER MARKET NEUTRAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 77.3%
	BIOTECH & PHARMA — 10.6%
450,000	Amphastar Pharmaceuticals, Inc.(a)(e)	2.0000	03/15/29	$438,268
900,000	Ascendis Pharma A/S	2.2500	04/01/28	993,742
800,000	Insmed, Inc.(e)	0.7500	06/01/28	819,416
500,000	Sarepta Therapeutics, Inc.	1.2500	09/15/27	573,785
				2,825,211
	ELECTRIC UTILITIES — 12.5%
1,000,000	NextEra Energy Capital Holdings, Inc.(a)	3.0000	03/01/27	1,090,258
500,000	Ormat Technologies, Inc.	2.5000	07/15/27	474,908
1,000,000	PG&E Corporation(a)	4.2500	12/01/27	1,003,528
800,000	PPL Capital Funding, Inc.	2.8750	03/15/28	760,560
				3,329,254
	ELECTRICAL EQUIPMENT — 1.7%
450,000	Advanced Energy Industries, Inc.(a)(e)	2.5000	09/15/28	446,088

	ENGINEERING & CONSTRUCTION — 7.5%
800,000	Fluor Corporation(a)(e)	1.1250	08/15/29	871,619
450,000	Granite Construction, Inc.(a)(e)	3.7500	05/15/28	602,178
450,000	Tetra Tech, Inc.(a)(e)	2.2500	08/15/28	511,195
				1,984,992
	INTERNET MEDIA & SERVICES — 4.3%
1,000,000	Uber Technologies, Inc.(a)	0.8750	12/01/28	1,129,852

	MACHINERY — 1.5%
450,000	John Bean Technologies Corporation	0.2500	05/15/26	406,558

	MEDICAL EQUIPMENT & DEVICES — 10.5%
900,000	Dexcom, Inc.(a)(e)	0.3750	05/15/28	914,307
800,000	Exact Sciences Corporation(a)	2.0000	03/01/30	824,924
450,000	Merit Medical Systems, Inc.(a)(e)	3.0000	02/01/29	483,770
450,000	Shockwave Medical, Inc.(a)(e)	1.0000	08/15/28	571,927
				2,794,928
	RENEWABLE ENERGY — 7.7%
900,000	Array Technologies, Inc.	1.0000	12/01/28	771,453
1,000,000	Enphase Energy, Inc.(b)	4.9700	03/01/28	830,080

See accompanying notes which are an integral part of these financial statements.

MILLER MARKET NEUTRAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 77.3% (Continued)
	RENEWABLE ENERGY — 7.7% (Continued)
500,000	SolarEdge Technologies, Inc.(b)	7.1600	09/15/25	$454,586
				2,056,119
	SEMICONDUCTORS — 3.7%
500,000	Microchip Technology, Inc.	0.1250	11/15/24	539,828
450,000	ON Semiconductor Corporation(e)	0.5000	03/01/29	436,195
				976,023
	SOFTWARE — 8.9%
800,000	Akamai Technologies, Inc.(e)	0.3750	09/01/27	812,240
800,000	Bentley Systems, Inc.(e)	0.3750	07/01/27	731,814
400,000	Dropbox, Inc.(b)(e)	3.5600	03/01/26	375,148
450,000	Five9, Inc.(a)	1.0000	03/15/29	446,567
				2,365,769
	SPECIALTY FINANCE — 5.5%
900,000	Bread Financial Holdings, Inc.(a)	4.2500	06/15/28	1,030,756
450,000	SoFi Technologies, Inc.(a)	1.2500	03/15/29	420,959
				1,451,715
	TECHNOLOGY HARDWARE — 1.7%
500,000	Lumentum Holdings, Inc.(a)	1.5000	12/15/29	447,451

	TRANSPORTATION & LOGISTICS — 1.2%
400,000	Air Transport Services Group, Inc.(a)	3.8750	08/15/29	324,309

	TOTAL CONVERTIBLE BONDS (Cost $20,826,855)			20,538,269

	U.S. GOVERNMENT & AGENCIES — 24.4%
	U.S. TREASURY BILLS — 24.4%
6,500,000	United States Treasury Bill(b)	5.1000	05/21/24	6,480,979

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $6,480,990)			6,480,979

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 0.7%
	MONEY MARKET FUNDS - 0.7%
178,361	BlackRock Liquidity Funds T-Fund, Institutional Class, 5.17%(c)			$178,361
	TOTAL MONEY MARKET FUNDS (Cost $178,361)			178,361

	TOTAL SHORT-TERM INVESTMENTS (Cost $178,361)			178,361

	TOTAL INVESTMENTS - 102.4% (Cost $27,486,206)			$27,197,609
	SECURITIES SOLD SHORT – (32.9)% (Proceeds - $9,026,462)			(8,756,114)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 30.5%			8,130,218
	NET ASSETS - 100.0%			$26,571,713

ADR	- American Depositary Receipt

A/S	- Anonim Sirketi

PLC	- Public Limited Company

See accompanying notes which are an integral part of these financial statements.

MILLER MARKET NEUTRAL INCOME FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited)
April 30, 2024

Shares		Fair Value
	COMMON STOCKS(d) — (32.9)%
	BIOTECH & PHARMA - (5.4)%
(4,500)	Amphastar Pharmaceuticals, Inc.	$(185,625)
(3,800)	Ascendis Pharma A/S - ADR	(526,072)
(17,400)	Insmed, Inc.	(430,128)
(2,350)	Sarepta Therapeutics, Inc.	(297,651)
		(1,439,476)
	ELECTRIC UTILITIES - (4.5)%
(7,400)	NextEra Energy, Inc.	(495,578)
(2,150)	Ormat Technologies, Inc.	(137,234)
(20,100)	PG&E Corporation	(343,911)
(8,300)	PPL Corporation	(227,918)
		(1,204,641)
	ELECTRICAL EQUIPMENT - (0.6)%
(1,800)	Advanced Energy Industries, Inc.	(172,512)

	ENGINEERING & CONSTRUCTION - (4.7)%
(12,500)	Fluor Corporation	(504,125)
(8,000)	Granite Construction, Inc.	(444,000)
(1,600)	Tetra Tech, Inc.	(311,552)
		(1,259,677)
	INTERNET MEDIA & SERVICES - (2.4)%
(9,700)	Uber Technologies, Inc.	(642,819)

	MACHINERY - (0.2)%
(500)	John Bean Technologies Corporation	(44,545)

	MEDICAL EQUIPMENT & DEVICES - (4.4)%
(3,600)	DexCom, Inc.	(458,604)
(7,500)	Exact Sciences Corporation	(445,125)
(3,500)	Merit Medical Systems, Inc.	(259,350)
		(1,163,079)
	RENEWABLE ENERGY - (1.5)%
(20,500)	Array Technologies, Inc.	(252,970)
(1,300)	Enphase Energy, Inc.	(141,388)
		(394,358)
	SEMICONDUCTORS - (1.6)%
(2,700)	Microchip Technology, Inc.	(248,346)
(2,500)	ON Semiconductor Corporation	(175,400)
		(423,746)
	SOFTWARE - (3.2)%
(4,300)	Akamai Technologies, Inc.	(433,999)
(2,750)	Bentley Systems, Inc., Class B	(144,458)
(2,700)	Dropbox, Inc., Class A	(62,532)

See accompanying notes which are an integral part of these financial statements.

MILLER MARKET NEUTRAL INCOME FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited) (Continued)
April 30, 2024

Shares		Fair Value
	COMMON STOCKS(d) — (32.9)% (Continued)
	SOFTWARE - (3.2)% (Continued)
(3,500)	Five9, Inc.	$(201,495)
		(842,484)
	SPECIALTY FINANCE - (3.3)%
(17,300)	Bread Financial Holdings, Inc.	(638,543)
(35,000)	SoFi Technologies, Inc.	(237,300)
		(875,843)
	TECHNOLOGY HARDWARE - (0.9)%
(5,200)	Lumentum Holdings, Inc.	(227,552)

	TRANSPORTATION & LOGISTICS - (0.2)%
(5,100)	Air Transport Services Group, Inc.	(65,382)

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $9,026,462)	$(8,756,114)

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2024 the total market value of 144A securities is $11,557,956 or 43.5% of net assets.

(b)	Zero coupon bond; rate disclosed is the effective yield as of April 30, 2024.

(c)	Rate disclosed is the seven-day effective yield as of April 30, 2024.

(d)	Non-income producing security.

(e)	All or a portion of this security is segregated as collateral for the Loan Payable as of April 30, 2024; total fair value amount of collateral was $8,014,165.

See accompanying notes which are an integral part of these financial statements.

MILLER MARKET NEUTRAL INCOME FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited) (Continued)
April 30, 2024

PORTFOLIO ANALYSIS
As of April 30, 2024
% of Net
Sector	Assets
Convertible Bonds:	77.3%
Health Care	21.1%
Technology	14.3%
Utilities	12.5%
Industrial	11.9%
Energy	7.7%
Financials	5.5%
Communications	4.3%
Common Stocks (short)	(32.9)%
Health Care	(9.8)%
Technology	(5.6)%
Industrial	(5.8)%
Utilities	(4.5)%
Financials	(3.3)%
Communications	(2.4)%
Energy	(1.5)%
U.S. Treasury Bills	24.4%
Short-Term Investments	0.7%
Other Assets in Excess of Liabilities	30.5%
100.0%

See accompanying notes which are an integral part of these financial statements.

Miller Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
April 30, 2024

	Miller	Miller	Miller	Miller
	Convertible	Convertible	Intermediate	Market Neutral
	Bond Fund	Plus Fund	Bond Fund	Income Fund
Assets:
Investments in Securities at Cost	$637,216,468	$40,759,791	$181,220,422	$27,486,206
Investments in Securities at Fair Value	$651,792,001	$42,293,521	$184,726,298	$27,197,609
Cash	—	—	—	23,655
Cash at Broker	—	—	—	8,864,986
Receivable for Securities Sold	7,966,518	—	—	264,307
Interest Receivable	1,776,004	112,137	944,182	118,439
Receivable for Fund Shares Sold	270,951	—	163,750	28,900
Prepaid Expenses and Other Assets	137,380	26,205	42,342	—
Total Assets	661,942,854	42,431,863	185,876,572	36,497,896

Liabilities:
Securities Sold Short (Proceeds of $0, $0, $0 and $9,026,462)	—	—	—	8,756,114
Payable for Securities Purchased	7,010,570	—	1,111,827	635,489
Loan Payable	—	250,000	—	500,000
Accrued Advisory Fees	416,620	40,265	100,906	11,981
Interest Payable	—	107,737	—	3,655
Payable for Fund Shares Redeemed	432,453	20,306	192,510	—
Accrued Distribution Fees	42,185	—	—	—
Accrued Expenses and Other Liabilities	184,630	12,378	17,882	18,944
Total Liabilities	8,086,458	430,686	1,423,125	9,926,183

Net Assets	$653,856,396	$42,001,177	$184,453,447	$26,571,713

Composition of Net Assets:
At April 30, 2024, Net Assets consisted of:
Paid-in-Capital	$699,694,922	$53,605,177	$187,956,540	$26,446,403
Accumulated Earnings (Deficits)	(45,838,526)	(11,604,000)	(3,503,093)	125,310
Net Assets	$653,856,396	$42,001,177	$184,453,447	$26,571,713

Net Asset Value Per Share
Class A Shares
Net Assets	$39,039,501
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	3,073,696
Net Asset Value and Redemption Price per Share	$12.70
Maximum Offering Price Per Share (Includes a Maximum Sales Charge of 3.75%)	$13.19

Class I Shares
Net Assets	$584,329,526	$42,001,177	$184,453,447	$26,571,713
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	46,172,197	2,031,594	11,409,377	2,625,696
Net Asset Value, Offering and Redemption Price per Share	$12.66	$20.67	$16.17	$10.12

Class C Shares
Net Assets	$30,487,369
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	2,433,236
Net Asset Value, Offering and Redemption Price per Share	$12.53

The accompanying notes are an integral part of these financial statements.

Miller Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended April 30, 2024

	Miller	Miller	Miller	Miller
	Convertible	Convertible	Intermediate	Market Neutral
	Bond Fund	Plus Fund	Bond Fund	Income Fund*
Investment Income:
Interest Income	$7,604,770	$701,877	$2,610,423	$209,830
Dividend Income	54,364	—	—	—
Total Investment Income	7,659,134	701,877	2,610,423	209,830

Expenses:
Investment Advisory Fees	2,555,596	275,041	611,407	53,387
Dividend expense on securities sold short	—	—	—	1,961
Distribution Fees (Class A)	99,569	—	—	—
Distribution Fees (Class C)	157,342	—	—	—
Third Party Administrative Services Fees	325,013	35,803	80,557	11,705
Administration Fees	160,639	14,290	38,118	1,816
Transfer Agent Fees	97,794	11,755	15,435	7,414
Trustees’ Fees	87,274	7,752	20,642	859
Audit Fees	66,641	5,896	15,766	711
Registration and Filing Fees	42,268	12,929	14,918	9,754
Custodian Fees	44,684	11,934	14,305	5,864
Legal Fees	34,187	3,032	8,089	366
Printing Expense	19,300	1,709	4,565	259
Chief Compliance Officer Fees	24,102	2,133	5,702	264
Insurance Expense	22,507	1,995	5,338	204
Interest Expense	—	69,404	—	3,655
Miscellaneous Expenses	39,695	4,725	7,466	3,089
Total Expenses	3,776,611	458,398	842,308	101,308
Less: Fees Waived by Adviser	—	—	(34,511)	(39,790)
Net Expenses	3,776,611	458,398	807,797	61,518
Net Investment Income	3,882,523	243,479	1,802,626	148,312

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Investments	405,012	(833,560)	2,937,458	122,546
Short Sales	—	—	—	(67,104)
Total Net Realized Gain (Loss)	405,012	(833,560)	2,937,458	55,442

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	60,207,090	5,827,789	9,947,476	(288,597)
Short Sales	—	—	—	270,348
Total Net Change in Unrealized Appreciation (Depreciation)	60,207,090	5,827,789	9,947,476	(18,249)
Net Realized and Unrealized Gain on Investments	60,612,102	4,994,229	12,884,934	37,193

Net Increase in Net Assets Resulting From Operations	$64,494,625	$5,237,708	$14,687,560	$185,505

*	For the period December 29, 2023 (commencement of operations) to April 30, 2024.

The accompanying notes are an integral part of these financial statements.

Miller Convertible Bond Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	April 30, 2024	October 31, 2023
	(Unaudited)
Operations:
Net Investment Income	$3,882,523	$7,978,595
Net Realized Gain (Loss) on Investments	405,012	(20,028,799)
Net Change in Unrealized Appreciation on Investments	60,207,090	14,785,899
Net Increase in Net Assets Resulting From Operations	64,494,625	2,735,695

Distributions to Shareholders From:
Total Distributions Paid
Class A ($0.26 and $0.34 per share, respectively)	(849,335)	(1,077,705)
Class I ($0.30 and $0.40 per share, respectively)	(14,177,194)	(22,528,881)
Class C ($0.23 and $0.28 per share, respectively)	(576,940)	(843,033)
Total Distributions to Shareholders	(15,603,469)	(24,449,619)

Beneficial Interest Transactions:
Class A
Proceeds from Shares Issued	4,126,720	5,424,943
Distributions Reinvested	783,996	993,776
Cost of Shares Redeemed	(5,816,584)	(8,978,937)
Total Class A Shares	(905,868)	(2,560,218)
Class I
Proceeds from Shares Issued	56,521,683	106,160,680
Distributions Reinvested	10,856,072	16,627,938
Cost of Shares Redeemed	(149,304,842)	(245,377,818)
Total Class I Shares	(81,927,087)	(122,589,200)
Class C
Proceeds from Shares Issued	511,881	652,505
Distributions Reinvested	535,804	748,831
Cost of Shares Redeemed	(4,090,850)	(12,005,133)
Total Class C Shares	(3,043,165)	(10,603,797)
Total Beneficial Interest Transactions	(85,876,120)	(135,753,215)

Decrease in Net Assets	(36,984,964)	(157,467,139)

Net Assets:
Beginning of Period	690,841,360	848,308,499
End of Period	$653,856,396	$690,841,360

SHARE ACTIVITY
Class A:
Shares Issued	324,218	438,215
Shares Reinvested	61,636	81,506
Shares Redeemed	(458,952)	(731,264)
Net decrease in shares of beneficial interest outstanding	(73,098)	(211,543)

Class I:
Shares Issued	4,508,776	8,633,441
Shares Reinvested	858,377	1,367,967
Shares Redeemed	(12,020,229)	(19,966,099)
Net decrease in shares of beneficial interest outstanding	(6,653,076)	(9,964,691)

Class C:
Shares Issued	40,862	53,145
Shares Reinvested	42,658	62,280
Shares Redeemed	(329,014)	(985,960)
Net decrease in shares of beneficial interest outstanding	(245,494)	(870,535)

The accompanying notes are an integral part of these financial statements.

Miller Convertible Plus Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	April 30, 2024	October 31, 2023
	(Unaudited)
Operations:
Net Investment Income (Loss)	$243,479	$(140,477)
Net Realized Loss on Investments and Options	(833,560)	(3,968,074)
Net Change in Unrealized Appreciation on Investments	5,827,789	3,278,156
Net Increase (Decrease) in Net Assets Resulting From Operations	5,237,708	(830,395)

Total Distributions Paid
Class I ($0.30 and $0.55 per share, respectively)	(798,301)	(2,062,554)
Total Distributions to Shareholders	(798,301)	(2,062,554)

Beneficial Interest Transactions:
Class I
Proceeds from Shares Issued	1,143,309	2,068,934
Distributions Reinvested	769,665	1,989,045
Cost of Shares Redeemed	(29,116,243)	(20,013,978)
Total Class I Shares	(27,203,269)	(15,955,999)

Decrease in Net Assets	(22,763,862)	(18,848,948)

Net Assets:
Beginning of Period	64,765,039	83,613,987
End of Period	$42,001,177	$64,765,039

SHARE ACTIVITY
Class I:
Shares Issued	54,939	101,176
Shares Reinvested	37,086	100,643
Shares Redeemed	(1,426,780)	(985,373)
Net decrease in shares of beneficial interest outstanding	(1,334,755)	(783,554)

The accompanying notes are an integral part of these financial statements.

Miller Intermediate Bond Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	April 30, 2024	October 31, 2023
	(Unaudited)
Operations:
Net Investment Income	$1,802,626	$3,122,174
Net Realized Gain (Loss) on Investments	2,937,458	(3,885,185)
Net Change in Unrealized Appreciation on Investments	9,947,476	2,570,865
Net Increase in Net Assets Resulting From Operations	14,687,560	1,807,854

Total Distributions Paid
Class I ($0.32 and $0.52 per share, respectively)	(3,203,871)	(5,180,224)
Total Distributions to Shareholders	(3,203,871)	(5,180,224)

Beneficial Interest Transactions:
Class I
Proceeds from Shares Issued	39,957,115	74,726,076
Distributions Reinvested	3,072,811	4,997,991
Cost of Shares Redeemed	(33,191,158)	(40,954,529)
Total Class I Shares	9,838,768	38,769,538

Increase in Net Assets	21,322,457	35,397,168

Net Assets:
Beginning of Period	163,130,990	127,733,822
End of Period	$184,453,447	$163,130,990

SHARE ACTIVITY
Class I:
Shares Issued	2,489,994	4,803,826
Shares Reinvested	192,218	322,458
Shares Redeemed	(2,107,378)	(2,621,061)
Net increase in shares of beneficial interest outstanding	574,834	2,505,223

The accompanying notes are an integral part of these financial statements.

Miller Market Neutral Income Fund
STATEMENT OF CHANGES IN NET ASSETS

Period*
Ended
April 30, 2024
(Unaudited)
Operations:
Net Investment Income	$148,312
Net Realized Gain on Investments	55,442
Net Change in Unrealized Depreciation on Investments	(18,249)
Net Increase in Net Assets Resulting From Operations	185,505

Total Distributions Paid
Class I ($0.06 per share)	(60,195)
Total Distributions to Shareholders	(60,195)

Beneficial Interest Transactions:
Class I
Proceeds from Shares Issued	26,728,003
Distributions Reinvested	58,217
Cost of Shares Redeemed	(339,817)
Total Class I Shares	26,446,403

Increase in Net Assets	26,571,713

Net Assets:
Beginning of Period	—
End of Period	$26,571,713

SHARE ACTIVITY
Class I:
Shares Issued	2,653,684
Shares Reinvested	5,747
Shares Redeemed	(33,735)
Net increase in shares of beneficial interest outstanding	2,625,696

*	For the period December 29, 2023 (commencement of operations) to April 30, 2024.

The accompanying notes are an integral part of these financial statements.

Miller Funds
STATEMENT OF CASH FLOWS (Unaudited)
For the Six Months Ended April 30, 2024

Miller Convertible Plus Fund
Cash flows from operating activities:
Net increase in net assets resulting from operations	$5,237,708
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities:
Purchases of investments	(39,861,414)
Proceeds from sales of investments	72,126,183
Sales of short term investments, net	(652,071)
Net realized gain from investments	833,560
Net change in unrealized appreciation (depreciation) from investments	(5,827,789)
Net accretion of discounts	(300,121)

Changes in assets and liabilities
(Increase)/decrease in assets:
Dividend and interest receivable	189,478
Receivable for securities sold	216,213
Prepaid expenses and other assets	(10,195)
Increase/(decrease) in liabilities:
Interest payable	69,404
Accrued advisory fees	(15,989)
Payable for securities purchased	(183,882)
Accrued expenses and other liabilities	(13,664)
Net cash provided by operating activities	31,807,421

Cash flows from financing activities:
Proceeds from revolving credit line/asset based financing agreement payable to bank	6,600,000
Repayment of borrowings under revolving credit line/asset based financing agreement payable	(10,350,000)
Proceeds from shares sold	1,143,309
Payment on shares redeemed	(29,172,094)
Cash distributions paid	(28,636)
Net cash used in financing activities	(31,807,421)

Net decrease in cash	—
Cash & Restricted Cash at beginning of period	—
Cash & Restricted Cash at end of period	$—

Cash	—
Restricted Cash
Segregated Cash - Collateral for Loan	—
Total Cash and Restricted Cash	$—

Noncash or supplementary financing activities consist of:
Reinvestment of dividends	$769,665
Interest paid	$—

The accompanying notes are an integral part of these financial statements.

Miller Convertible Bond Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Class A
	Six Months
	Ended April 30,		Year Ended October 31,
	2024		2023	2022	2021	2020	2019
	(Unaudited)
Net Asset Value, Beginning of Period	$11.82		$12.21	$14.53	$13.78	$12.56	$12.42
Increase (decrease) from operations:
Net investment income (loss) (a)	0.04		0.07	0.01	(0.05)	0.05	0.10
Net gain (loss) from securities (both realized and unrealized)	1.10		(0.12)	(1.29)	1.49	1.48	0.54
Total from operations	1.14		(0.05)	(1.28)	1.44	1.53	0.64
Distributions to shareholders from:
Net investment income	(0.26)		(0.34)	(0.43)	(0.64)	(0.31)	(0.29)
Net realized gain	—		—	(0.61)	(0.05)	—	(0.21)
Total distributions	(0.26)		(0.34)	(1.04)	(0.69)	(0.31)	(0.50)
Net Asset Value, End of Period	$12.70		$11.82	$12.21	$14.53	$13.78	$12.56
Total Return (b)	9.69	% (d)	(0.51)%	(9.45)%	10.54%	12.33%	5.37%
Ratios/Supplemental Data
Net assets, end of Period (in 000’s)	$39,040		$37,208	$41,006	$40,582	$53,385	$68,437
Ratio of expenses to average net assets	1.53	% (c)	1.49%	1.47%	1.46%	1.49%	1.47%
Ratio of net investment income (loss) to average net assets	0.72	% (c)	0.59%	0.09%	(0.36)%	0.40%	0.80%
Portfolio turnover rate	40	% (d)	75%	73%	98%	94%	81%

(a)	Per share amounts are calculated using the daily average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, excluding the effect of sales loads. Total returns for periods less than one year are not annualized.

(c)	Annualized.

(d)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Miller Convertible Bond Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Class I
	Six Months
	Ended April 30,		Year Ended October 31,
	2024		2023	2022	2021	2020	2019
	(Unaudited)
Net Asset Value, Beginning of Period	$11.78		$12.18	$14.49	$13.75	$12.55	$12.41
Increase (decrease) from operations:
Net investment income (a)	0.08		0.13	0.08	0.02	0.12	0.16
Net gain (loss) from securities (both realized and unrealized)	1.10		(0.13)	(1.30)	1.49	1.47	0.54
Total from operations	1.18		—	(1.22)	1.51	1.59	0.70
Distributions to shareholders from:
Net investment income	(0.30)		(0.40)	(0.48)	(0.72)	(0.39)	(0.35)
Net realized gain	—		—	(0.61)	(0.05)	—	(0.21)
Total distributions	(0.30)		(0.40)	(1.09)	(0.77)	(0.39)	(0.56)
Net Asset Value, End of Period	$12.66		$11.78	$12.18	$14.49	$13.75	$12.55
Total Return (b)	9.99	% (d)	(0.10)%	(8.95)%	11.04%	12.93%	5.90%
Ratios/Supplemental Data
Net assets, end of Period (in 000’s)	$584,330		$622,382	$764,478	$873,184	$619,010	$640,466
Ratio of expenses to average net assets	1.03	% (c)	0.99%	0.97%	0.96%	0.99%	0.97%
Ratio of net investment income to average net assets	1.21	% (c)	1.09%	0.57%	0.13%	0.89%	1.30%
Portfolio turnover rate	40	% (d)	75%	73%	98%	94%	81%

(a)	Per share amounts are calculated using the daily average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, excluding the effect of sales loads. Total returns for periods less than one year are not annualized.

(c)	Annualized.

(d)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Miller Convertible Bond Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Class C
	Six Months
	Ended April 30,		Year Ended October 31,
	2024		2023	2022	2021	2020	2019
	(Unaudited)
Net Asset Value, Beginning of Period	$11.67		$12.07	$14.38	$13.64	$12.45	$12.31
Increase (decrease) from operations:
Net investment income (loss) (a)	0.01		0.01	(0.06)	(0.13)	(0.01)	0.04
Net gain (loss) from securities (both realized and unrealized)	1.08		(0.13)	(1.27)	1.49	1.45	0.54
Total from operations	1.09		(0.12)	(1.33)	1.36	1.44	0.58
Distributions to shareholders from:
Net investment income	(0.23)		(0.28)	(0.37)	(0.57)	(0.25)	(0.23)
Net realized gain	—		—	(0.61)	(0.05)	—	(0.21)
Total distributions	(0.23)		(0.28)	(0.98)	(0.62)	(0.25)	(0.44)
Net Asset Value, End of Period	$12.53		$11.67	$12.07	$14.38	$13.64	$12.45
Total Return (b)	9.36	% (d)	(1.05)%	(9.82)%	9.99%	11.68%	4.92%
Ratios/Supplemental Data
Net assets, end of Period (in 000’s)	$30,487		$31,251	$42,825	$60,040	$59,182	$62,012
Ratio of expenses to average net assets	2.03	% (c)	1.99%	1.97%	1.96%	1.99%	1.97%
Ratio of net investment income (loss) to average net assets	0.21	% (c)	0.09%	(0.45)%	(0.86)%	(0.10)%	0.30%
Portfolio turnover rate	40	% (d)	75%	73%	98%	94%	81%

(a)	Per share amounts are calculated using the daily average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, excluding the effect of sales loads. Total returns for periods less than one year are not annualized.

(c)	Annualized.

(d)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Miller Convertible Plus Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Class I
	Six Months
	Ended April 30,		Year Ended October 31,
	2024		2023		2022		2021		2020		2019
	(Unaudited)
Net Asset Value, Beginning of Period	$19.24		$20.15		$25.96		$25.94		$23.05		$22.82
Increase from operations:
Net investment income (loss) (a)	0.09		(0.04)		(0.10)		(0.28)		0.00	(c)	(0.06)
Net gain (loss) from securities (both realized and unrealized)	1.64		(0.32)		(2.87)		2.43		3.31		1.53
Total from operations	1.73		(0.36)		(2.97)		2.15		3.31		1.47
Distributions to shareholders from:
Net investment income	(0.30)		(0.55)		(1.15)		(1.99)		(0.42)		(0.19)
Net realized gain	—		—		(1.69)		(0.14)		—		(1.05)
Total distributions	(0.30)		(0.55)		(2.84)		(2.13)		(0.42)		(1.24)
Net Asset Value, End of Period	$20.67		$19.24		$20.15		$25.96		$25.94		$23.05
Total Return (b)	8.98	% (g)	(1.86)%		(12.75)%		8.05%		14.54%		7.16%
Ratios/Supplemental Data
Net assets, end of Period (in 000’s)	$42,001		$64,765		$83,614		$119,886		$118,943		$117,410
Ratio of expenses to average net assets,
before reimbursement	1.65	% (d),(f)	3.15	% (d)	2.73	% (d)	2.59	% (d)	2.96	% (d)	4.75%
net of reimbursement	1.65	% (d),(f)	3.15	% (d)	2.73	% (d),(e)	2.59	% (d),(e)	2.96	% (d),(e)	3.61%
Ratio of net investment income (loss) to average net assets	0.87%		(0.18)%		(0.43)%		(1.03)%		0.01%		(0.26)%
Portfolio turnover rate	70	% (g)	122%		100%		145%		127%		110%

(a)	Per share amounts are calculated using the daily average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, excluding the effect of sales loads. Total returns for periods less than one year are not annualized. Had the adviser not absorbed a portion of the expenses or recaptured expenses during certain periods, total returns would have been lower or higher, respectively.

(c)	Amount is less than $0.005 per share.

(d)	Ratio of expenses to average net assets includes borrowing costs not subject to the Expense Limitation Agreement as described in Note 3. Borrowing costs represented 0.25%, 1.64%, 0.93%, 0.64% and 1.01% of average net assets for the six months ended April 30, 2024, for year ended October 31, 2023, for the year ended October 31, 2022, year ended October 31, 2021 and year ended October 31, 2020, respectively.

(e)	Ratio includes expense recapture of prior years’ expense waivers/reimbursements in accordance with the Expense Limitation Agreement as described in Note 3. Recapture of prior years’ expense waivers/reimbursements represented 0.26%, 0.32% and 0.37% of average net assets for the year ended October 31, 2022, year ended October 31, 2021 and year ended October 31, 2020, respectively.

(f)	Annualized.

(g)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Miller Intermediate Bond Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Class I
	Six Months
	Ended April 30,		Year Ended October 31,
	2024		2023	2022	2021	2020	2019
	(Unaudited)
Net Asset Value, Beginning of Period	$15.06		$15.34	$17.52	$16.64	$16.09	$16.08
Increase from operations:
Net investment income (a)	0.18		0.31	0.16	0.07	0.24	0.24
Net gain (loss) from securities (both realized and unrealized)	1.25		(0.07)	(1.34)	1.72	0.93	0.52
Total from operations	1.43		0.24	(1.18)	1.79	1.17	0.76
Distributions to shareholders from:
Net investment income	(0.32)		(0.52)	(0.49)	(0.91)	(0.62)	(0.29)
Net realized gain	—		—	(0.51)	—	—	(0.46)
Total distributions	(0.32)		(0.52)	(1.00)	(0.91)	(0.62)	(0.75)
Net Asset Value, End of Period	$16.17		$15.06	$15.34	$17.52	$16.64	$16.09
Total Return (b)	9.52	% (d)	1.48%	(7.08)%	10.83%	7.45%	5.08%
Ratios/Supplemental Data
Net assets, end of Period (in 000’s)	$184,453		$163,131	$127,734	$127,660	$76,558	$115,893
Ratio of expenses to average net assets,
before reimbursement/recapture	1.03	% (c)	0.98%	1.00%	0.98%	1.06%	1.20%
net of reimbursement/recapture	0.99	% (c)	0.98%	0.95%	0.95%	0.95%	1.02%
Ratio of net investment income to average net assets	2.21	% (c)	1.96%	1.00%	0.38%	1.46%	1.54%
Portfolio turnover rate	72	% (d)	106%	79%	113%	106%	77%

(a)	Per share amounts are calculated using the daily average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, excluding the effect of sales loads. Total returns for periods less than one year are not annualized. Had the adviser not absorbed a portion of the expenses or recaptured expenses during certain periods, total returns would have been lower or higher, respectively.

(c)	Annualized.

(d)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Miller Market Neutral Income Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	Class I
	Period*
	Ended April 30,
	2024
	(Unaudited)
Net Asset Value, Beginning of Period	$10.00
Increase from operations:
Net investment income (a)	0.11
Net gain (loss) from securities (both realized and unrealized)	0.07
Total from operations	0.18
Distributions to shareholders from:
Net investment income	(0.06)
Total distributions	(0.06)
Net Asset Value, End of Period	$10.12
Total Return (b)	1.81	% (e)
Ratios/Supplemental Data
Net assets, end of Period (in 000’s)	$26,572
Ratio of expenses to average net assets,
before reimbursement	2.34	% (c)(d)
net of reimbursement	1.43	% (c)(d)
Ratio of net investment income to average net assets	3.43	% (c)(d)
Portfolio turnover rate	58	% (e)

*	Miller Market Neutral Income Fund Class I commenced operations on December 29, 2023.

(a)	Per share amounts are calculated using the daily average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, excluding the effect of sales loads. Total returns for periods less than one year are not annualized. Had the adviser not absorbed a portion of the expenses or recaptured expenses during certain periods, total returns would have been lower or higher, respectively.

(c)	Ratio of expenses and net investment income to average net assets includes interest and dividend expenses of 0.13% of average net assets.

(d)	Annualized.

(e)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Miller Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
April 30, 2024

1.	ORGANIZATION

The Miller Convertible Bond Fund (the “Convertible Bond Fund”), the Miller Convertible Plus Fund (the “Convertible Plus Fund”), Miller Intermediate Bond Fund (the “Intermediate Bond Fund”), and Miller Market Neutral Income Fund (the “Market Neutral Fund”), referred to collectively, as the “Funds”, are separate series of the Miller Investment Trust (the “Trust”), a Delaware statutory trust organized on September 28, 2007. The Trust is registered as an open-end management investment company. The Funds are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as diversified, open-end management investment companies. Convertible Bond Fund’s primary investment objective is to maximize total return comprising current income and capital appreciation, consistent with preservation of capital. Convertible Plus Fund’s primary investment objective is to use leverage to maximize total return comprising current income and capital appreciation. Intermediate Bond Fund’s primary investment objective is to maximize total return comprising current income and capital appreciation, consistent with preservation of capital. The Market Neutral Fund’s primary investment objective is to provide total return through a combination of current income and capital appreciation with low correlation to equity and fixed income markets consistent with stability of principal.

The Convertible Bond Fund currently offers Class A, Class I and Class C shares of which Class A and Class I shares commenced operations on December 27, 2007 and Class C shares commenced operations on December 1, 2009. Convertible Plus Fund, Intermediate Bond Fund and Market Neutral Fund currently offer only Class I shares which commenced operations on December 31, 2014, December 31, 2014 and December 29, 2023, respectively. Class I and Class C shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 3.75%. Each class of Convertible Bond Fund represents an interest in the same assets of the respective Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Convertible Bond Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

Wellesley Asset Management, Inc. serves as the Funds’ investment adviser (the “Adviser”).

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies” including Accounting Standards Update 2013-08.

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements.

Security Valuation – The Funds’ securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Debt securities and long-term U.S. Treasury obligations (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in, or counterparty to, the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Funds may fair value a particular bond if the Adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Funds’ holding. Short-term debt obligations that mature in

Miller Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

April 30, 2024

60 days or less, at the time of purchase, may be valued at amortized cost, provided such valuations represent fair value. Investments in open-end investment companies are valued at net asset value.

In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price.

The Board of Trustees has designated the Adviser as the Fund’s valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to each Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Adviser has adopted and implemented policies and procedures to be followed when the Fund must utilize fair value pricing. Prior to September 8, 2022, securities were valued at fair value as determined in good faith by the Adviser, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Miller Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2024

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of April 30, 2024 for the Funds’ assets and liabilities measured at fair value:

Convertible Bond Fund

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities:
Convertible Bonds*	$—	$624,142,470	$—	$624,142,470
Short-Term Investments	27,649,531	—	—	27,649,531
Total Investments in Securities	$27,649,531	$624,142,470	$—	$651,792,001

Convertible Plus Fund

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities:
Convertible Bonds*	$—	$41,590,947	$—	$41,590,947
Short-Term Investments*	702,574	$—	$—	702,574
Total Investments in Securities	$702,574	$41,590,947	$—	$42,293,521

Intermediate Bond Fund

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities:
Convertible Bonds*	$—	$144,769,121	$—	$144,769,121
Corporate Bonds*	—	27,661,635	—	27,661,635
Short-Term Investments	12,295,542	—	—	12,295,542
Total Investments in Securities	$12,295,542	$172,430,756	$—	$184,726,298

Market Neutral Fund

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities:
Convertible Bonds*	$—	$20,538,269	$—	$20,538,269
U.S. Government & Agencies	—	6,480,979	—	6,480,979
Short-Term Investments	178,361	—	—	178,361
Total Investments in Securities	$178,361	$27,019,248	$—	$27,197,609

Liabilities	Level 1	Level 2	Level 3	Total
Securities Sold Short:
Common Stocks*	$8,756,114	$—	$—	8,756,114

The Funds did not hold any Level 3 securities during the period.

*	Please refer to the Schedule of Investments for industry classifications.

Synthetic Convertible Bond Risk – A synthetic convertible bond security is a single security issued by an investment bank, broker-dealer or other financial institution that is designed to have the same attributes of a convertible security had it been issued by the designated underlying company. Like ordinary convertible bonds, a synthetic convertible bond is a fixed-income corporate debt security that yields interest payments with conversion features. Importantly, the credit rating of a synthetic convertible bond is based on the issuing financial institution’s credit rating and not the underlying company. Synthetic convertible bonds are derivative debt securities and are subject to the creditworthiness of the counterparty of the synthetic security. The value of a synthetic convertible bond may decline substantially if the counterparty’s creditworthiness deteriorates. The value of a synthetic convertible bond may also respond differently to market fluctuations than a convertible bond because a synthetic convertible is composed of two or more separate securities, each with its own market value.

The Funds invest in synthetic convertible bonds which may be packaged by investment banks and brokerage firms. Synthetic convertible bonds include structured equity linked products that combine unrelated securities which together have the characteristics of convertible securities: a fixed-income component and a convertible component. The fixed-income component is achieved by investing in non-convertible, fixed-income securities such as zero

Miller Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2024

coupon, corporate or government bonds. The convertible component is achieved by investing in warrants or options to buy or sell common stock or various indices at a certain exercise price, or options on a stock index.

Synthetic convertible bonds also include index-linked and equity-linked convertible structured notes. Index-linked and equity-linked notes are securities, the value of which fluctuates based on the value of a basket of stocks or other securities (in the case of index-linked notes) or a single security (in the case of equity-linked notes). Many index-linked and equity-linked notes have a guarantee feature (usually supplied by a brokerage house or bank) that guarantees return of the original issue price, providing substantial protection against a decline in price, while preserving the ability for capital appreciation if the underlying basket of securities increases in value. Synthetic convertible bonds held by the Funds are contingent payment debt instruments that accrue interest income at the stated coupon rate for book purposes but at the comparable yield for tax purposes.

Leverage Risk – The use of leverage through activities such as borrowing or purchasing derivatives can magnify the effects of changes in the value of the Convertible Plus Fund and make the Convertible Plus Fund’s share price more volatile and sensitive to market movements. The leveraged investment techniques that the Convertible Plus Fund employs could cause investors in the Convertible Plus Fund to lose more money in adverse environments. Leverage may result in the creation of a liability that requires the Convertible Plus Fund to pay interest or fees, which may be greater than the income or gain received by the Convertible Plus Fund from the securities purchased with leverage proceeds.

Short Sales – A “short sale” is a transaction in which a Fund sells a security it does not own but have borrowed in anticipation that the market price of that security will decline. A Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, potentially unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short. As of April 30, 2024, the Market Neutral Fund had open short positions.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted or amortized over the life of the respective securities.

Expenses – Common expenses, income and gains and losses are allocated daily among share classes of the Funds based on the relative proportion of net assets represented by each class. Class specific expenses are charged directly to the responsible class of shares of the Funds.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements. The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions on returns filed for open fiscal year ends October 31, 2021 through October 31, 2023, or expected to be taken in the Funds’ current fiscal year end returns, and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Funds identify their major tax jurisdictions as U.S. federal and the state of Massachusetts. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six months ended April 30, 2024, the Funds did not incur any interest or penalties.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. The Funds will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from GAAP.

Miller Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2024

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The activities of the Funds are overseen by the Board. Pursuant to an Investment Advisory Agreement with the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.75% for the Convertible Bond Fund and the Intermediate Bond Fund of the average daily net assets of each respective Fund. The Convertible Plus Fund pays the Adviser an annual rate of 0.95% of the average daily managed assets, which is equal to its total assets including assets attributable to borrowings, minus accrued liabilities other than borrowings. The Market Neutral Fund pays the Adviser an annual rate of 1.25% of the average daily net assets of the Fund. For six months or period ended April 30, 2024, the Adviser earned management fees of $2,555,596, $275,041, $ 611,407, and $53,387 for the Convertible Bond Fund, Convertible Plus Fund, Intermediate Bond Fund, and Market Neutral Fund, respectively.

The Adviser, pursuant to an Expense Limitation Agreement (the “Agreement”), had contractually agreed to reduce its fees and/or absorb expenses of the Intermediate Bond Fund and the Market Neutral Fund through November 7, 2024 and February 27, 2025, respectively, to ensure that net annual operating expenses (excluding any would front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs such as interest and dividend expense on securities sold short, taxes and extraordinary expenses such as litigation) would not exceed 0.99% of the Intermediate Bond Fund’s average daily net assets for Class I shares and 1.30% of the Market Neutral Fund’s average daily net assets for Class I shares. The Agreement allowed the Adviser, subject to certain conditions, to recover amounts previously reimbursed for operating expenses to the Funds to the extent that the Funds’ expense ratios fell below the above indicated expense limitations. The amounts that could be recovered were limited to the difference between the actual expense ratio and the amount of the expense limitation during the 36 month period following such waiver or reimbursement. The potential recoupment amounts were the lesser of: (i) the expense cap in effect at the time of the fee waiver/recoupment; or (ii) the expense cap in effect at the time of recapture. Since June 30, 2022, the Adviser voluntarily discontinued any additional expense recapture from the Convertible Plus Fund. The Adviser may change this voluntary discontinuance at any time, subject to the terms of the Expense Limitation Agreement.

For the six months or period ended April 30, 2024, the Adviser waived fees of $34,511 from the Intermediate Bond Fund and $39,790 from the Market Neutral Fund. As of April 30, 2024, the following amounts are subject to recapture by the Adviser by October 31, of the following years:

	2024	2025	2026
Intermediate Bond Fund	$30,326	$64,781	$11,221

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor” or “NLD”). The Board has adopted, on behalf of each Fund, a Distribution Plan and Agreement pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services. Convertible Bond Fund’s Class A shares and Class C shares pay 0.50% and 1.00%, respectively, per year of its average daily net assets for such distribution and shareholder service activities under the Plan. For the six months ended April 30, 2024, the 12b-1 fees accrued amounted to $99,569 and $157,342 for the Convertible Bond Fund’s Class A shares and Class C shares, respectively.

The Distributor acts as each Fund’s principal underwriter in a continuous public offering of the Funds’ shares. For the six months ended April 30, 2024, the Distributor received $7,117 in underwriting commissions for sales of Class

Miller Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2024

A and C shares, of which $840 was retained by the principal underwriter or other affiliated broker-dealers for the Convertible Bond Fund.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds. An officer of the Trust is also an officer of NLCS.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Trustee Fees – Each Trustee who is not affiliated with the Trust or the Adviser receives an annual retainer fee of $55,000, as well as $14,000 for one annual in-person meeting and $8,000 for all meetings conducted by telephone. Any additional as needed meetings, either in person or by telephone are covered by the retainer fee. The trustee who is chair of the Audit Committee receives an additional payment of $3,000 as an annual retainer fee for serving in that capacity. None of the Trustees who are affiliated with the Trust receive compensation from the Trust.

4.	INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term securities, for the six months or period ended April 30, 2024, amounted to $268,889,513 and $373,890,839, respectively, for the Convertible Bond Fund, $39,861,414 and $72,126,183, respectively, for the Convertible Plus Fund, $115,162,233 and $121,604,939, respectively, for the Intermediate Bond Fund, and $27,851,729, and $7,154,899, respectively, for the Market Neutral Fund. The cost of purchases and the proceeds from the sale of U.S. Government securities for the six months or period ended April 30, 2024, amounted to $0 and $0, respectively, for the Convertible Bond Fund, $0 and $0 respectively, for the Convertible Plus Fund and $0 and $0 respectively for the Intermediate Bond Fund, and $23,076,293 and $13,451,746 respectively for the Market Neutral Fund.

5.	LINE OF CREDIT

The Convertible Plus Fund and Market Neutral Fund may borrow for investment purposes, to meet repurchase requests and for temporary, extraordinary or emergency purposes. The Convertible Plus Fund and Market Neutral Fund are required to maintain asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of at least 300% of the amount borrowed, with an exception it expects to limit its borrowings for investment purposes to 33 1/3% of the value of the Fund’s total assets (including the amount borrowed). Securities pledged as collateral for the line of credit as of April 30, 2024 are disclosed on Convertible Plus Fund’s and Market Neutral Fund’s Schedule of Investments. The fair value of securities pledged as collateral as of April 30, 2024, was $15,131,192 and $8,014,165 for the Convertible Plus Fund and Market Neutral Fund, respectively.

The Convertible Plus Fund and the Market Neutral Fund entered into an asset based financing agreement with BNP Paribas. The balance on these loan as of April 30, 2024 were $250,000 and $500,000, respectively and the amount of the commitment is based on the assets in a collateral account securing the lines ($41,000,000 and $7,000,000, respectively, as of April 30, 2024). The interest rate as of April 30, 2024, was 6.12% and 6.12%, respectively, and is equal to 0.80% plus the Federal Overnight Funds Rate. The maximum borrowing on the loans were $6,300,000 and $500,000, respectively, and the average borrowing on the loans were $2,183,516 and $478,182, respectively, at an average rate of 6.12% and 6.12%, respectively. The loans are recorded at cost on the Statements of Assets and Liabilities. As of April 30, 2024, fair value of the loans outstanding approximates cost; fair value of the loans outstanding is estimated using level 2 inputs in the fair value hierarchy.

Miller Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2024

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at April 30, 2024 were as follows:

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
Convertible Bond Fund	$649,945,172	$26,672,152	$(24,825,323)	$1,846,829
Convertible Plus Fund	41,382,134	1,957,735	(1,046,348)	$911,387
Intermediate Bond Fund	182,992,652	5,102,765	(3,369,119)	$1,733,646
Market Neutral Fund	18,459,744	711,462	(729,711)	$(18,249)

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions for the following periods was as follows:

For the year ended October 31, 2023:
	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
Convertible Bond Fund	$24,449,619	$—	$—	$24,449,619
Convertible Plus Fund	2,062,554	—	—	2,062,554
Intermediate Bond Fund	5,180,224	—	—	5,180,224

For the year ended October 31, 2022:
	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
Convertible Bond Fund	$61,002,258	$12,751,200	$—	$73,753,458
Convertible Plus Fund	12,903,955	—	—	12,903,955
Intermediate Bond Fund	7,450,391	—	—	7,450,391

As of October 31, 2023, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Convertible Bond Fund	$3,182,028	$—	$(39,551,449)	$—	$(58,360,261)	$(94,729,682)
Convertible Plus Fund	210,259	—	(11,337,264)	—	(4,916,402)	(16,043,407)
Intermediate Bond Fund	923,189	—	(7,694,184)	—	(8,213,830)	(14,984,825)

The difference between book basis and tax basis distributable earnings and unrealized depreciation is primarily attributable to income on contingent convertible debt securities, Section 305(c) deemed dividend distributions, and the tax deferral of losses on wash sales.

At October 31, 2023, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Short-Term	Long-Term	Total	CLCF Utilized
Convertible Bond Fund	$13,048,109	$26,503,340	$39,551,449	$—
Convertible Plus Fund	5,125,401	6,211,863	11,337,264	—
Intermediate Bond Fund	1,367,128	6,327,056	7,694,184	—

Miller Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

April 30, 2024

8.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of April 30, 2024, Charles Schwab & Co, Inc. accounts holding shares for the benefit of others in nominee name, held approximately 27%, 62%, 37%, and 58%, respectively, of the voting securities of the Convertible Bond Fund, Convertible Plus Fund, Intermediate Bond Fund, and Market Neutral Fund, respectively. As of April 30, 2024, National Financial Services, LLC accounts holding shares for the benefit of others in nominee name, held approximately 32%, and 42% of the voting securities of the Intermediate Bond Fund and Market Neutral Fund, respectively. As of April 30, 2024, UBS WM USA, accounts holding shares for the benefit of others in nominee name, held approximately 26% of the voting securities of the Intermediate Bond Fund. The Fund has no knowledge as to whether any beneficial owner included in these nominee accounts holds more than 25% of the voting shares of any of the Funds.

9.	REGULATORY UPDATES

On January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will not appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements other than the following.

The Board approved the liquidation of the Miller Convertible Plus Fund and was liquidated and dissolved on June 10, 2024.

Miller Funds
DISCLOSURE OF FUND EXPENSES (Unaudited)
April 30, 2024

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs (such as front-end loads) and (2) ongoing costs, including advisory fees, distribution and/or service (12b-1 fees) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses: The first row of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes: The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning		Annualized	Expenses Paid During the
	Account	Ending Account	Expense	Period
	Value (11/1/23)	Value (4/30/24)	Ratio	(11/1/23 to 4/30/24)
Actual *
Miller Convertible Bond Fund
Class A	$1,000.00	$1,096.90	1.53%	$7.98
Class I	$1,000.00	$1,099.90	1.03%	$5.38
Class C	$1,000.00	$1,093.60	2.03%	$10.57
Miller Convertible Plus Fund
Class I	$1,000.00	$1,089.80	1.65%	$8.57
Miller Intermediate Bond Fund
Class I	$1,000.00	$1,095.20	0.99%	$5.16
Miller Market Neutral Income Fund
Class I**	$1,000.00	$1,018.10	1.43%	$4.65
Hypothetical (5% return before expenses) *
Miller Convertible Bond Fund
Class A	$1,000.00	$1,017.26	1.53%	$7.67
Class I	$1,000.00	$1,019.74	1.03%	$5.12
Class C	$1,000.00	$1,014.77	2.03%	$10.17
Miller Convertible Plus Fund
Class I	$1,000.00	$1,016.66	1.65%	$8.27
Miller Intermediate Bond Fund
Class I	$1,000.00	$1,019.94	0.99%	$4.97
Miller Market Neutral Income Fund
Class I**	$1,000.00	$1,011.51	1.43%	$4.64

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the six months ended April 30, 2024 (182) divided by the number of days in the fiscal year (366).

**	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period ended April 30, 2024 (118) divided by the number of days in the fiscal year (366).

Renewal of the Management Agreements and Review of 15(c) Materials

At an in person meeting held October 27, 2023, the Board of Trustees (the “Board”) including the Trustees who are not “interested persons”, as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered the renewal of the Management Agreement between the Miller Investment Trust and Wellesley Asset Management, Inc. (the “Adviser”) with respect to the Miller Convertible Bond Fund (“Convertible Bond Fund”), Miller Convertible Plus Fund (“Convertible Plus Fund”), Miller Intermediate Bond Fund (“Intermediate Bond Fund”), and Miller Market Neutral Fund (“Market Neutral Fund”) (each a “Management Agreement” and collectively the “Management Agreements”). In its consideration of the renewal of each Management Agreement, the Board including the Independent Trustees, did not identify any single factor as all-important or controlling, and the following summary does not detail all the matters considered.

The Board relied upon each Trustee’s own business judgment in determining the material factors to be considered when evaluating the Management Agreements and the weight to be given to each factor. The Board based its conclusions on a comprehensive evaluation of all the information provided and not on any one factor exclusively. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Management Agreements. Matters considered by the Board, including the Independent Trustees, in connection with its renewal of each Management Agreement included the following:

Convertible Bond Fund, Convertible Plus Fund, Intermediate Bond Fund, and Market Neutral Fund (each a “Fund” and collectively, the “Funds”)

Nature, Extent and Quality of Services and Personnel. The Board examined the nature, extent and quality of the services provided by the Adviser to the Funds. The Trustees also engaged in discussions with the Adviser’s senior management responsible for the overall functioning of the advisory services provided to each Fund. The Board considered information regarding the Adviser’s efforts around compliance and investment processes. The Trustees discussed the Adviser’s personnel, and the quality of service provided by them, which among other things requires specialized skill in sourcing sufficient suitable convertible and synthetic convertible bonds. The Board discussed the financial strength of the Adviser after reviewing financial information about it and concluded that it is satisfied that the Adviser continues to be in the position to deliver high quality services to the Funds and their shareholders. The Board further concluded that the Adviser’s management team and the Adviser’s overall resources were adequate, and that the Adviser has personnel with the requisite investment management skills and who are more than capable to perform its duties under each Management Agreement.

Performance. The Trustees reviewed the performance of each Fund. It was noted that certain strategies were also used by the Adviser when and with different costs associated with providing advisory services to separately managed account and hedge fund clients but that such accounts were managed in part with key differences in strategies because of the regulatory constraints of the 1940 Act and IRS tax rules imposed on registered investment companies. The Board noted that the Market Neutral Fund did not have performance data available since it had not yet been launched.

Convertible Bond Fund. The Board noted that for the one, three, and five-year periods ended August 31, 2023, the Convertible Bond Fund had returns of 3.65%, 0.93%, and 3.84%, respectively. It was noted that the Convertible Bond Fund outperformed its peer group average of 2.45% for the one-year period, but underperformed its peer group averages of 2.44% and 8.90% over the three and five-year periods. Similarly, the Fund outperformed the “Convertibles” Morningstar Category average of 2.11% for the one-year period but underperformed the category average of 1.25% and 7.64% during the three- and five-year periods. The Adviser attributed the Fund’s outperformance in this category for the one-year period in part to its focus on investing in bonds trading near or below their par value. The Adviser attributed the Fund’s underperformance over the three and five-year periods to its strategy’s focus in part on high quality investing and buying convertible bonds in companies that are profitable and have low levels of debt. In addition, the Fund has a high percentage of assets invested in convertible bonds as compared to other assets, generally causing it to outperform other convertible bonds funds that take greater risk by investing a greater percentage of their assets in common stocks during bear markets. The Board also considered that the Adviser’s goal is for the Fund’s total return to outperform its peer group over full market cycles. It was further noted that it is the Adviser’s expectation that the Fund will have strong performance relative to its peer group during bear markets, which was largely proven during the most recent one-year period.

Convertible Plus Fund. The Board noted that for the one-, three- and five-year periods ended August 31, 2023, the Convertible Plus Fund had returns of 1.08%, (1.93)% and 2.28%, respectively. It was noted that the Convertible Plus Fund underperformed the peer group average returns of 1.96%, 1.13%, and 7.11% for the one-, three- and five-year periods, respectively. Similarly, the Fund underperformed the “Convertibles” Morningstar Category average for each of the one-, three-, and five-year periods, which returned 2.11%, 1.25%, and 7.64% respectively. The Adviser attributed the Fund’s underperformance in this category for these periods in part to its unique use of leverage in the convertible bond mutual fund space and reiterated the same factors attributed to the Convertible Bond Fund’s underperformance to that of the Convertible Plus Fund. The Board considered that the Adviser’s goal is for the Fund’s total return to out-perform its peer group over full market cycles. In addition, the Adviser generally avoids or limits deep in the money convertible bonds with high delta, and therefore may under-perform other convertible bond funds that take greater risk during bull markets. It was further noted that it is the Adviser’s expectation that the Fund will have strong performance relative to its peer group during bear markets. The Board also noted that the Fund’s use of leverage is unique in the convertible bond mutual fund space, greatly limiting the number of pure peer funds, which was largely proven during the most recent one-year period.

Intermediate Bond Fund. The Board noted that for the one-, three-, and five-year periods ended August 31, 2023, the Intermediate Bond Fund had returns of 4.07%, 2.17%, and 3.60%, respectively. It was noted that the Intermediate Bond Fund outperformed its peer group average of 1.81%, (2.78)%, and 1.69% for the one-, three-, and five-year periods, respectively. It was further noted that the Intermediate Bond Fund also outperformed the Morningstar Category average of 0.74%, (4.20)%, and 1.33% for the one-, three-, and five-year periods ended August 31, 2023, respectively. The Adviser attributed the Fund’s outperformance on a relative basis in this category for these periods in part to its focus on high quality attributes, and only buying convertible bonds in companies that are profitable and have low levels of debt. It was noted that it is the Adviser’s expectation for the Fund to have strong performance relative to its peer group during bear markets.

With respect to each of the operational Funds, the Board found that the Adviser continues to not deviate from its strategy to achieve favorable risk-adjusted returns throughout the stages of market cycles. The Board concluded that each Fund’s performance was reasonable, especially considering recent market volatility and economic uncertainty.

Market Neutral Fund. The Board noted that the Market Neutral Fund had not yet commenced operations and therefore had no performance history.

Fees & Expenses. The Trustees reviewed the fees charged by the Funds, including reviewing the fees compared to the Funds’ respective peer groups and Morningstar Categories. The Trustees further considered the fact that the Adviser manages separately managed accounts and a private fund with similar investment strategies and with different costs associated with providing advisory services to such clients.

Convertible Bond Fund. The Trustees noted that the Convertible Bond Fund’s advisory fee rate of 0.75% was higher than the peer group average of 0.62% and equal to the Morningstar Category average of 0.75%. The Trustees further noted that the Convertible Bond Fund’s net expense ratio rate of 0.97% was higher than the peer group average of 0.71% but lower than the Morningstar Category average of 1.11%. The Trustees concluded that the advisory fee and net expense ratio were within an acceptable range of fees for the Fund when compared to peer funds and the Morningstar Category, especially in light of the fact that certain peer funds were considerably larger in terms of assets or part of fund complexes that were considerably larger in terms of aggregate assets under management.

Convertible Plus Fund. The Trustees noted that the Convertible Plus Fund’s advisory fee rate of 1.37% was significantly higher than both the peer group average of 0.67% and Morningstar Category average of 0.75%. The Trustees further noted that the Convertible Plus Fund’s net expense ratio rate of 2.60% was significantly higher than both the peer group average of 0.81% and the Morningstar Category average of 1.11%. The Adviser asserted that managing the Convertible Plus Fund is likely significantly more complex and requires more resources than managing funds in the peer group because of the Convertible Plus Fund’s more time intensive leveraged strategy. The Trustees noted that the Convertible Plus Fund, unlike its peer funds, is the only fund in its peer group that is a leveraged convertible mutual fund and that the cost of leverage is a significant part of the net expense ratio. The Trustees accepted the Adviser’s explanation and concluded that the advisory fee and net expense ratio were acceptable given the nature of the Fund.

Intermediate Bond Fund. The Trustees noted that the Intermediate Bond Fund’s fee rate of 0.75% was higher than the peer group average of 0.42%. The Trustees further noted that the Intermediate Bond Fund’s net expense ratio rate of 0.96% was higher than the peer group average of 0.55% and the Morningstar Category average of 0.78%. The Trustees concluded that the advisory fee and net expense ratio were within an acceptable range of fees for the Fund when compared to peer funds, especially in light of the level and quality of services provided by the Adviser to the Fund and the fact that certain peer funds were considerably larger in terms of assets or part of fund complexes that were considerably larger in terms of aggregate assets under management.

Market Neutral Fund. The Trustees noted that the Market Neutral Fund’s fee rate of 1.25% was higher than the peer group average of 0.91%. The Trustees further noted that the Market Neutral Fund’s estimated net expense ratio rate of 1.56% for Class A shares was higher than the peer group average of 1.31% and the Morningstar Category average of 1.35%. The Trustees concluded that the advisory fee and net expense ratio were within an acceptable range of fees for the Fund when compared to peer funds, especially in light of the level and quality of services provided by the Adviser to the Fund and the fact that certain peer funds were considerably larger in terms of assets or part of fund complexes that were considerably larger in terms of aggregate assets under management.

Economies of Scale. The Trustees considered whether the Adviser has realized or will realize economies of scale with respect to the management of the Funds. The Trustees stated that they will continue to review the Adviser’s projections for asset growth of each Fund over the next 12 months. Furthermore, the Board concluded that the size of each Fund had not reached sufficient size to result in material economies of scale and thus fee breakpoints were not appropriate at this time.

Profitability. The Trustees considered the expenses of the Adviser associated with managing each Fund, and reviewed the profits realized by the Adviser with respect to each Fund and took into consideration other benefits to the Adviser. The Board found the profit earned by the Adviser with respect to each Fund to be acceptable and not unreasonable or excessive. Based on financial information provided by the Adviser, the Board also found that the Adviser was in a strong position to continue to provide the high level and quality of services that it currently provides to the Funds. The Board reviewed pro forma profitability information about the Market Neutral Fund since it had not yet launched.

Fall Out Benefits. The Trustees considered the fact that there is some slight benefit to the Adviser’s SMA and private fund business due to the publicity that the registered Funds receive.

Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Management Agreements, the Board, including all of the Independent Trustees, concluded that the advisory fee for each Fund is fair and reasonable and approved the continuance of the respective Management Agreements and the advisory fees thereunder as in the best interest of each Fund and its shareholders.

Approval and Renewal of the Management Agreements and Review of 15(c) Materials

At an in person meeting held October 26, 2022, the Board of Trustees (the “Board”) including the Trustees who are not “interested persons”, as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered the renewal of the Management Agreement between the Miller Investment Trust and Wellesley Asset Management, Inc. (the “Adviser”) with respect to the Miller Market Neutral Income Fund (the “Management Agreement”). In its consideration of the renewal of the Management Agreement, the Board including the Independent Trustees, did not identify any single factor as all-important or controlling, and the following summary does not detail all the matters considered.

The Board relied upon each Trustee’s own business judgment in determining the material factors to be considered when evaluating the Management Agreement and the weight to be given to each factor. The Board based its conclusions on a comprehensive evaluation of all the information provided and not on any one factor exclusively. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Management Agreement. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Management Agreement included the following:

Market Neutral Income Fund (the “Market Neutral Fund” or the “Fund”)

Nature, Extent and Quality of Services and Personnel. The Board examined the nature, extent and quality of the services provided by the Adviser to the Fund. The Trustees also engaged in discussions with the Adviser’s senior management responsible for the overall functioning of the advisory services provided to the Fund. The Board considered information regarding the Adviser’s efforts around compliance and investment processes. The Trustees discussed the Adviser’s personnel, and the quality of service provided by them including managing the growth of Fund assets, which among other things requires specialized skill in sourcing sufficient suitable convertible and synthetic convertible bonds. The Board discussed the financial strength of the Adviser after reviewing financial information about it and concluded that it is satisfied that the Adviser continues to be in the position to deliver high quality services to the Fund and its shareholders. The Board further concluded that the Adviser’s management team and the Adviser’s overall resources were adequate, and that the Adviser has personnel with the requisite investment management skills and who are more than capable to perform its duties under the Management Agreement.

Performance. The Board noted that the Fund did not have performance data available since it had not yet been launched.

Market Neutral Fund. The Board noted that the Fund had not yet commenced operations and therefore had no performance history.

Fees & Expenses. The Trustees reviewed the fees charged by the Fund, including reviewing the fees compared to the Fund’s respective peer groups and Morningstar Categories. The Trustees further considered the fact that the Adviser manages separately managed accounts and a private fund with similar investment strategies and with different costs associated with providing advisory services to such clients. The Board noted that there were no current expenses for the Fund since it had not yet been launched.

Economies of Scale. The Trustees considered whether the Adviser has realized or will realize economies of scale with respect to the management of the Fund. The Trustees stated that they will continue to review the

Adviser’s projections for asset growth of the Fund over the next 12 months. Furthermore, the Board concluded that the size of the Fund had not reached sufficient size to result in material economies of scale and thus fee breakpoints were not appropriate at this time.

Profitability. The Trustees considered the expenses of the Adviser associated with managing the Fund, and reviewed the expected profits to be realized by the Adviser with respect to the Fund and took into consideration other benefits to the Adviser. The Board found the profit earned by the Adviser with respect to the Fund to be acceptable and not unreasonable or excessive. Based on financial information provided by the Adviser, the Board also found that the Adviser was in a strong position to continue to provide the high level and quality of services that it currently provides to the Fund.

Fall Out Benefits. The Trustees considered the fact that there is some slight benefit to the Adviser’s SMA and private fund business due to the publicity that the registered Funds receive.

Market Neutral Fund. The Trustees noted that the Fund’s fee rate of 1.25% was higher than the peer group average of 0.99%. The Trustees further noted that the Fund’s estimated net expense ratio rate of 1.56% for Class A shares was higher than the peer group average of 1.41% and the Morningstar Category average of 1.35%. The Trustees concluded that the advisory fee and net expense ratio were within an acceptable range of fees for the Fund when compared to peer funds, especially in light of the level and quality of services provided by the Adviser to the Fund and the fact that certain peer funds were considerably larger in terms of assets.

Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Management Agreement, the Board, including all of the Independent Trustees, concluded that the advisory fee for the Fund is fair and reasonable and approved the continuance of the Management Agreement and the advisory fee thereunder as in the best interest of the Fund and its shareholders.

LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on March 7, 2024 (the “Meeting”) to review the liquidity risk management program (the “Program”) established for the Funds. The Funds have adopted and implemented the Program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940. The Board appointed Wellesley Asset Management, Inc., the investment adviser to the Funds, the program administrator for the Funds’ Program. The Adviser has delegated oversight of the Program to the Liquidity Risk Management Program Committee (the “Committee”).

At the Meeting, the Board was provided with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation (the “Report”). The Report covered the period from December 1, 2022 through December 31, 2023 (the “Program Reporting Period”).

The Report stated that the Committee concluded that based on how it functions, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule. The Report noted that during the Program Reporting Period, the Committee reviewed historical net redemption activity, and used this information and other factors as a component to establish each Fund’s reasonably anticipated trading size (“RATS”). The Report further provided that the Program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, each Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the fiscal period ended December 31, 2023, the Committee reviewed the Funds’ investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented. There were no material changes to the Program during the Program Reporting Period.

PRIVACY notice

FACTS	WHAT DOES MILLER INVESTMENT TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	■	Social Security number	■	Purchase History

	■	Assets	■	Account Balances

	■	Retirement Assets	■	Account Transactions

	■	Transaction History	■	Wire Transfer Instructions

	■	Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Miller Investment Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Miller Investment Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For non-affiliates to market to you	No	We don’t share

Questions?	Call 1-877-441-4434

Who we are
Who is providing this notice?	Miller Investment Trust
What we do
How does Miller Investment Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Miller Investment Trust collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■     Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■      Affiliates from using your information to market to you

■      Sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Miller Investment Trust does not share with our affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ Miller Investment Trust does not share with non-affiliates so they can market you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Miller Investment Trust does not jointly market.

MILLER FUNDS

Advisor	Wellesley Asset Management, Inc. 100 Market Street, Suite 203 Portsmouth, NH 03801
Distributor	Northern Lights Distributors, LLC 4221 North 203rd Street, Suite 100 Elkhorn, NE 68022
Legal Counsel	Thompson Hine LLP 1919 M Street, N.W. – Suite 700 Washington, DC 20036
Transfer Agent	Ultimus Fund Solutions, LLC 4221 North 203rd Street, Suite 100 Elkhorn, NE 68022
Custodian	Bank of New York Mellon Corp. 101 Barclay Street New York, NY 10286

How to Obtain Proxy Voting Information

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ending June 30th, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling toll-free 877-441-4434 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 877-441-4434.

Miller Funds ● 225 Pictoria Drive ● Suite 450 ● Cincinnati, OH 45246

877-441-4434

MILLER-SAR24

(b) Not applicable.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

(a)	Schedule of investments in securities of unaffiliated issuers is included under Item 1.
(b)	Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the President and Treasurer has concluded that disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Miller Investment Trust

By (Signature and Title)

/s/ Greg Miller

Greg Miller, President

Date 5/23/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Greg Miller

Greg Miller, President

Date 5/23/24

By (Signature and Title)

/s/Michael Miller

Michael Miller, Treasurer

Date 5/23/24